    As filed with the Securities and Exchange Commission on February 28th, 2005.

                                                      Registration No. 333-70728

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 30

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333- 70730.

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                                                Caption in Prospectus
------               ---------------------------------------------------------------------------------------------
1                    Cover Page

2                    Appendix A:  Special Terms

3                    Summary

4                    Appendix B:  Table of Accumulation Values

5                    General Information about Us, The Variable Account, the Portfolio

6                    Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges;
                        Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of Distributing
                        the Contract

7                    Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net
                        Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special
                        Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals;
                        Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract
                        Provisions; Ownership; Beneficiary; Modification

8                    Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First
                        Variable Annuity Benefit Payment; Annuity Units and the Determination of Subsequent
                        Variable Annuity Benefit Payments; Transfers During the Pay Out During the Pay Out Period

9                    Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period
                        Provisions; Death Benefit Period

10                   Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation
                        Units; Net Investment Factor; Distribution of Contracts

11                   Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period
                        Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review

12                   Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification
                        Requirements; Qualified Retirement Plans; Appendix G:  Qualified Plan Types

13                   Legal Proceedings

14                   Statement of Additional Information - Table of Contents

Part B                   Caption in Statement of Additional Information
------               -------------------------------------------------------
15                   Cover Page

16                   Table of Contents

17                   General Information and History.

18                   Services-Independent Auditors, Services-Servicing Agent

19                   Not Applicable

20                   Services - Principal Underwriter

21                   Performance Data

22                   Not Applicable

23                   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              PROSPECTUS VERSION I
                                    "VENTURE"

     Annuity Service office                           Mailing Address
      601 Congress Street                           Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                         Prospectus dated April 30, 2005
                                for interests in



        John Hancock Life Insurance Company (U.S.A.) Separate Account H*


                       Interests are made available under

                            VENTURE VARIABLE ANNUITY


   a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _______ variable investment options. There are TWO fixed investment options.



Science & TECHNOLOGY
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth)
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
Growth & INCOME II
500 Index
Fundamental Value
Large Cap
Quantitative Value
American Growth - Income
Equity-income
American Blue Chip Income And
Growth
Income & VALUE
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. HIGH YIELD BOND
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280



Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the federal deposit insurance corporation, the federal reserve board, or any other agency. Please read this prospectus carefully and keep it for future reference. It contains information about the variable account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the securities and exchange commission ("sec"). Neither the sec nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.


*Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Variable Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account H."

In this prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, john hancock life insurance company u.S.A. Separate account h (the "variable account").

                                TABLE OF CONTENTS


SUMMARY......................................................
    Total Annual Portfolio Operating Expenses................
    Examples.................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT,
AND THE PORTFOLIOS...........................................
    John Hancock USA.........................................
    The Variable Account.....................................
    The Portfolios...........................................
DESCRIPTION OF THE CONTRACT..................................
  Eligible Groups............................................
  Accumulation Period Provisions.............................
    Purchase Payments........................................
    Accumulation Units.......................................
    Value of Accumulation Units..............................
    Net Investment Factor....................................
    Transfers Among Investment Options.......................
    Maximum Number of Investment Options.....................
    Telephone Transactions...................................
    Special Transfer Services - Dollar Cost Averaging........
    Asset Rebalancing Program................................
    Withdrawals..............................................
    Special Withdrawal Services - The Income Plan............
    Death Benefit During Accumulation Period.................
  Pay-out Period Provisions..................................
    General..................................................
    Annuity Options..........................................
    Determination of Amount of the First Variable Annuity
    Payment..................................................
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments........................
    Transfers During Pay-out Period..........................
    Death Benefit During Pay-out Period......................
  Other Contract Provisions..................................
    Ten Day Right to Review..................................
    Ownership................................................
    Annuitant................................................
    Beneficiary..............................................
    Modification.............................................
    Our Approval.............................................
    Discontinuance of New Owners.............................
    Misstatement and Proof of Age, Sex or Survival...........
  Fixed Account Investment Options...........................
  Optional Benefits..........................................
    Guaranteed Retirement Income Program III.................
    Guaranteed Earnings Multiplier...........................
    Principal Plus...........................................
    Triple Protection Death Benefit..........................
CHARGES AND DEDUCTIONS.......................................
    Withdrawal Charges.......................................
    Waiver of Applicable Withdrawal Charge -
    Confinement to Eligible Nursing Home.....................
    Reduction or Elimination of Withdrawal Charge............
    Administration Fees......................................
    Reduction or Elimination of Annual Administration Fee....
    Mortality and Expense Risks Charge.......................
  Expenses of Distributing the Contract......................
FEDERAL TAX MATTERS..........................................
  Introduction...............................................
  Our Tax Status.............................................
  Taxation of Annuities in General...........................
    Tax Deferral During Accumulation Period..................
    Taxation of Partial and Full Withdrawals.................
    Taxation of Annuity Benefit Payments.....................
    Taxation of Death Benefit Proceeds.......................
    Penalty Tax on Premature Distributions...................
    Aggregation of Contracts.................................
  Qualified Retirement PlanS.................................
    Direct Rollovers.........................................
    Loans....................................................
  Federal Income Tax Withholding.............................
GENERAL MATTERS..............................................
    Asset Allocation Services................................
    Restrictions Under the Texas Optional Retirement
    Program..................................................
    Distribution of Contracts................................
    Contract Owner Inquiries.................................
    Confirmation Statements..................................
    Legal Proceedings........................................
    Cancellation of Contract.................................
    Voting Interest..........................................
    Reinsurance Arrangements.................................
APPENDIX A:  Special Terms...................................
APPENDIX B:  Examples of Calculation of Withdrawal Charge....
APPENDIX C:  State Premium Taxes.............................
APPENDIX D:  Prior Contracts  - Ven 7 and Ven 8 Contracts....

APPENDIX E:  Prior Contracts- Ven 1 and Ven 3 Contracts....
APPENDIX F:  Exchange Offer - Ven 7 and Ven 8 Contracts....
APPENDIX G:  Exchange Offer - Ven 1 and Ven 3 Contracts....
APPENDIX H:  Exchange Offer - Lifestyle Annuity Contracts..
APPENDIX I:  Exchange Offer - Multi-account Flexible
             Payment Variable Annuity......................
APPENDIX J:  Qualified Plan Types..........................
APPENDIX K:  Product Features Available for Older
             Contracts.....................................
APPENDIX U:  Tables of Accumulation Unit Values............

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

GENERAL INFORMATION AND HISTORY.................................
ACCUMULATION UNIT VALUE TABLES..................................
SERVICES........................................................
       Independent Auditors.....................................
       Servicing Agent..........................................
       Principal Underwriter....................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.......................

                                     SUMMARY

This Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "accumulation period") and then later, beginning on the "maturity date" we make one or more annuity benefit payments (the "pay-out period"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, four older classes of variable annuity contracts were issued. These contracts are no longer being issued but purchase payments may continue to be made to these existing contracts. These contracts are as follows: "Ven 1" contracts, which were sold during the period from June, 1985 until June, 1987; "Ven 3" contracts, which were sold during the period from November, 1986 until October, 1993; "Ven 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see Appendices F and G).

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limitation on the number of investment options to which you may allocate purchase payments. Currently, seventy-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that in the case of the John Hancock Trust (the "Trust") (Formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectus. The portion of your contract value in the Variable Account and monthly variable annuity payments will reflect the investment performance of the sub-accounts selected.


Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options (except as noted below) without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See D for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix E for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS. Guaranteed Retirement Income Program III. The Guaranteed Retirement Income Program III ("GRIP III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in GRIP III. As described in this prospectus, the Income

Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP III. If GRIP III is exercised and the annuity benefit payments available under the contract are greater than the monthly payment provided by GRIP III, we will pay the monthly annuity payment available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP III is available for new applications received on or after May 5, 2003 in available states. GRIP III is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1. GRIP III cannot be elected if T-PRO or Principal Plus have been elected. Election of GRIP III is irrevocable. For more information on GRIP III, please refer to the Optional Benefits Section of the prospectus.

Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. Please see Appendix K for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix K.

Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an additional fee of 0.20%. GEM is available for new contracts issued on or after July 2, 2001. GEM is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts. GEM cannot be elected if T-PRO has been elected. Election of GEM is irrevocable.

Principal Plus. The Principal Plus rider ("PRINCIPAL PLUS") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:


         - Principal Plus is available for sale in the state where the contract is sold;



         -        you have not selected T-PRO, GRIP III or GRIP II;



         - your entire contract value is invested in accordance with the investment options available with Principal Plus; and



         - the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of Principal Plus is irrevocable. Principal Plus guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)

If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for Principal Plus (we reserve the right to increase the charge to a maximum charge 0f 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of Principal Plus, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."

Triple Protection Death Benefit. The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

         - T-PRO is available for sale in the state where the contract is sold;



         -        the oldest owner has not yet attained age 71; and



         -        none of the following optional riders have been elected:
                  GRIP III or GRIP II, GEM, or Principal Plus.


An additional fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. Election of T-PRO is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. The amount of the death benefit under T-PRO is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:


         -        the contract value;



         -        the return of Purchase Payments Death Benefit factor;



         -        the Annual Step Death Benefit factor; or



         -        the Graded Death Benefit factor.


The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. For a full description of T-PRO, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."

The addition of T-PRO to the contract may not always be in your interest since an additional fee is imposed for this benefit.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See Appendix D for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix E for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

                                             NUMBER OF COMPLETE YEARS              WITHDRAWAL CHARGE
DEFERRED SALES LOAD  (withdrawal charge as     PURCHASE PAYMENT IN                   PERCENTAGE
 percentage of purchase payments)                    CONTRACT
------------------------------------------   ------------------------  -------    --------------------
                                                          0                                6%
                                                          1                                6%
                                                          2                                5%
                                                          3                                5%
                                                          4                                4%
                                                          5                                3%
                                                          6                                2%
                                                         7+                                0%
ANNUAL CONTRACT FEE                                                    $ 30 (A)

TRANSFER FEE
           Guaranteed Fee                                              $ 25 (B)
           Current Fee                                                 $  0 (B)

(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 8, Ven 7, Ven 3 or Ven 1 contracts. (See Appendix D for Ven 7 and 8 contracts, and Appendix E for Ven 1 and Ven 3 contracts).

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                       SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                       1.25%
Administration fee- asset based                                                       0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)            1.40%

Fee for Optional GEM Benefit                                                          0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH GEM FEE)                                 1.60%

             FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

GRIP III Fee (as a percentage of the Income Base)                                     0.50%B

Principal Plus Fee (as a percentage of the Adjusted GWB)                              0.30%C
(current charge)

Principal Plus Fee (as a percentage of the Adjusted GWB)                              0.75%C
(maximum charge)

T-PRO Fee(as a percentage of the T PRO Death Benefit)                                 0.50%D

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) GRIP III is not available for applications received prior to May 5, 2003. If GRIP III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM III") GRIP II is available for new applications in states where GRIP III is not yet available. The GRIP II fee is 0.45% of the Income Base.

(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

(D) The charge is deducted on an annual basis from the contract value.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

Total Annual Portfolio Operating Expenses(A)                       Minimum(B)    Maximum
-----------------------------------------------------              ----------    -------
RANGE OF EXPENSES that are deducted from fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                             0.76%      1.87%



(A)The minimum and maximum expenses SHOWN do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.76% and 1.79% respectively. Expense reimbursements may be terminated at any time.



(B) For contracts issued prior to may 13, 2002, the range of expenses has a lower minimum because the variable account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See the appendix in this prospectus entitled "prior contracts" for more information.


The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending december 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                                  TOTAL
                                                                     RULE 12b-1       OTHER       ANNUAL
PORTFOLIO                                         MANAGEMENT FEES      FEES          EXPENSES    EXPENSES
------------------------------------------------  ---------------    ----------      --------    --------
JOHN HANCOCK TRUST - Series Ii Shares:
Science & Technology Trust(H)                          1.04%(C)         0.25%         0.07%       1.36%
Pacific Rim Trust(H)                                   0.80%            0.25%         0.28%       1.33%
Health Sciences Trust(H)                               1.05%(C)         0.25%         0.11%       1.41%
Emerging Growth Trust                                  0.80%            0.25%         0.07%       1.12%
Emerging  Small Company Trust(H)                       1.00%            0.25%         0.06%       1.31%
Small Cap Trust(A)                                     0.85%            0.25%         0.07%       1.17%
Small Company Trust +                                  1.05%            0.25%         0.57%(A)    1.87%(D)
Dynamic Growth Trust(H)                                0.95%            0.25%         0.07%       1.27%
Mid Cap Stock Trust(H)                                 0.86%            0.25%         0.05%       1.16%
Natural Resources Trust                                1.01%            0.25%         0.07%       1.33%
All Cap Growth Trust(H)                                0.89%            0.25%         0.06%       1.20%
Strategic Opportunities Trust(H)                       0.80%            0.25%         0.07%       1.12%
Financial Services Trust(H)                            0.88%(F)         0.25%         0.08%       1.21%
International Opportunities Trust(A)                   1.00%            0.25%         0.20%       1.45%
International Stock Trust(H)                           0.95%            0.25%         0.16%       1.36%
International Small Cap Trust(H)                       1.00%            0.25%         0.19%       1.44%
International Value Trust(H)                           0.87%(E)         0.25%         0.15%       1.27%
Quantitative Mid Cap Trust(H)                          0.75%            0.25%         0.09%       1.09%
Mid Cap Core Trust                                     0.90%            0.25%         0.16%       1.31%
Global Trust(H)                                        0.85%(E)         0.25%         0.15%       1.25%
Capital Appreciation Trust(H)                          0.85%            0.25%         0.07%       1.17%
U.s. Global Leaders Growth Trust +                     0.71%            0.25%         0.73%(A)    1.69%(D)
Quantitative All Cap Trust                             0.71%            0.25%         0.05%       1.01%
All Cap Core Trust(H)                                  0.80%            0.25%         0.07%       1.12%
Large Cap Growth Trust(H)                              0.85%            0.25%         0.06%       1.16%
Blue Chip Growth Trust(H)                              0.82%(C)         0.25%         0.04%       1.11%
U.s. Large Cap Trust(H)                                0.82%            0.25%         0.06%       1.13%
Core Equity Trust +                                    0.85%            0.25%         0.06%(A)    1.16%
Strategic Value Trust(H)                               0.85%            0.25%         0.09%       1.19%
Large Cap Value Trust                                  0.85%            0.25%         0.13%       1.23%
Classic Value Trust +                                  0.87%            0.25%         0.56%(A)    1.68%(D)
Utilities Trust(H)                                     0.85%            0.25%         0.25%       1.35%
Real Estate Securities Trust(H)                        0.70%            0.25%         0.05%       1.00%
Small Cap Opportunities Trust                          1.00%            0.25%         0.08%       1.33%
Small Company Value Trust(H)                           1.04%            0.25%         0.01%       1.30%
Special Value Trust                                    1.00%            0.25%         0.28%       1.53%

                                                                                                  TOTAL
                                                                     RULE 12B-1       OTHER       ANNUAL
PORTFOLIO                                         MANAGEMENT FEES      FEES          EXPENSES    EXPENSES
------------------------------------------------  ---------------    ----------      --------    --------
Mid Cap Value Trust(H)                                 0.87%            0.25%         0.05%       1.17%
Value Trust(H)                                         0.74%            0.25%         0.06%       1.05%
All Cap Value Trust(H)                                 0.84%            0.25%         0.06%       1.15%
Fundamental Value Trust(H)                             0.84%(F)         0.25%         0.05%       1.14%
Growth & INCOME TRUST(H)                               0.65%            0.25%         0.04%       0.94%
Large Cap Trust(A)                                     0.85%            0.25%         0.15%       1.25%
Quantitative Value Trust +                             0.70%            0.25%         0.08%(A)    1.03%
Equity-income Trust(H)                                 0.81%(C)         0.25%         0.05%       1.11%
Income & VALUE TRUST(H)                                0.79%            0.25%         0.04%       1.08%
Global Allocation Trust(H)                             0.85%            0.25%         0.20%       1.30%
High Yield Trust(H)                                    0.68%            0.25%         0.07%       1.00%
U.s. High Yield Bond Trust(A)                          0.75%            0.25%         0.21%       1.21%
Strategic Bond Trust(H)                                0.70%            0.25%         0.08%       1.03%
Strategic Income Trust +                               0.73%            0.25%         0.46%(A)    1.44%
Global Bond Trust(H)                                   0.70%            0.25%         0.10%       1.05%
Investment Quality Bond Trust(H)                       0.60%            0.25%         0.09%       0.94%
Total Return Trust(H)                                  0.70%            0.25%         0.05%       1.00%
Real Return Bond Trust                                 0.70%            0.25%         0.07%       1.02%
Core Bond Trust(A)                                     0.69%            0.25%         0.21%       1.15%
Active Bond Trust(A)                                   0.61%            0.25%         0.04%       0.90%
U.s. Government Securities Trust(H)                    0.62%            0.25%         0.07%       0.94%
Money Market Trust(H)                                  0.48%            0.25%         0.03%       0.76%
Small Cap Index Trust(H)                               0.49%            0.25%         0.03%       0.77%
International Equity Index Trust A(A)                  0.55%            0.25%         0.06%       0.86%
Mid Cap Index Trust(H)                                 0.49%            0.25%         0.03%       0.77%
Total Stock Market Index Trust(H)                      0.49%            0.25%         0.03%       0.77%
500 Index Trust(H)                                     0.46%            0.25%         0.05%       0.76%
Lifestyle Aggressive 1000 Trust(H)                     0.05%            0.25%         1.02%(B)    1.32%
Lifestyle Growth 820 Trust(H)                          0.05%            0.25%         0.95%(B)    1.25%
Lifestyle Balanced Trust(H)                            0.05%            0.25%         0.89%(B)    1.19%
Lifestyle Moderate Trust(H)                            0.05%            0.25%         0.87%(B)    1.17%
Lifestyle Conservative Trust(H)                        0.05%            0.25%         0.78%(B)    1.08%
American Growth Trust(G)                               0.35%            0.75%         0.03%       1.13%
American International Trust(G)                        0.54%            0.75%         0.08%       1.37%
American Blue Chip Income and Growth Trust(G)          0.45%            0.75%         0.05%       1.25%
American Growth-income Trust(G)                        0.29%            0.75%         0.03%       1.07%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                              %                %             %           %

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "other expenses" and "Total Annual Expenses" would be:

                                                    Total
                                                    Annual
Portfolio                          Other Expenses  Expenses
-------------------------------    --------------  --------
Lifestyle Aggressive 1000 Trust         1.01%        1.31%
Lifestyle Growth 820 Trust              0.94%        1.24%
Lifestyle Balanced Trust                0.89%        1.19%
Lifestyle Moderate Trust                0.86%        1.16%
Lifestyle Conservative Trust            0.78%        1.08%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                                    Total Annual
Portfolio                          Management Fees   Expenses
--------------------------         ---------------  ------------
Science & Technology Trust              1.01%         1.33%
Health Sciences Trust                   1.02%         1.38%
Blue Chip Growth Trust                  0.79%         1.08%
Equity-income Trust                     0.79%         1.09%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                     Total
                                                     Annual
Portfolio                          Other Expenses   Expenses
--------------------------------   --------------   --------
Small Company Trust                     0.49%        1.79%
U.s. Global Leaders Growth Trust        0.50%        1.46%
Classic Value Trust                     0.50%        1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                    Management  Total Annual
Portfolio                              Fees       Expenses
-------------------------           ----------  ------------
Global Trust                           0.80%        1.20%
International Value Trust              0.80%        1.20%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                   Between
                                                    $50
                                                   Million     Excess Over
                                      First $50    and $500      $500
Portfolio                             Million*     Million*     Million*
------------------------              ---------    --------    -----------
Financial Services Trust                0.85%        0.80%       0.75%
Fundamental Value Trust                 0.85%        0.80%       0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                                     Total Annual
Portfolio                          Management Fees    Expenses
------------------------           ---------------   -------------
Financial Services Trust                0.83%           1.16%
Fundamental Value Trust                 0.79%           1.09%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                                      Total Annual
Portfolio                           Management Fees    Expenses
-----------------------------       ---------------   ------------
American Growth Trust                   0.34%           1.12%
American International Trust            0.53%           1.36%
American Blue Chip Income And
Growth Trust                            0.44%           1.24%
American Growth-income Trust            0.28%           1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

Examples


The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.



The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Contract with optional riders :



                                                      1 YEAR       3 YEARS     5 YEARS      10 YEARS
                                                      ------       -------     -------      --------
If you surrender the contract at the end of the
applicable time period:

If you annuitize, OR DO not surrender the contract at the end of the applicable time period:



The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Contract with no optional riders:



                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                      ------       -------       -------        --------
If you surrender the contract at the end of
The applicable time period:

If you annuitize, or do not surrender the Contract at the end of the applicable time period:

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or less than those shown.


A Table of Accumulation Unit Values relating to the Contract is included in Appendix U to this Prospectus.

Location of Financial Statements of Registrant and Depositor Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.


John Hancock USA


We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Manufacturers Life Insurance Company and John Hancock USA have received the following ratings from independent rating agencies:


         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16


         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 24


         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA'S ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.



The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.



The Variable Account



The Variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into John Hancock USA. As a result of this merger, JOHN HANCOCK USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.


The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix E for information on sub-accounts available to Ven 1 contracts.


THE PORTFOLIOS



The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust (except those invested in the All Asset Portfolio. The Trust (and the PIMCO Variable Insurance Trust (the "PIMCO TRUST")) is registered under the 1940 Act as an open-end management investment company. The portfolios must pay investment management fees, Rule 12-b-1 fees and other operating expenses. These fees and expenses, as shown in the portfolio expense table in "Summary- Total Annual Portfolio Operating Expenses" section of the Prospectus are different for each fund and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a portfolio or its affiliates at an annual rate of up to approximately 0.25% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the portfolios shown in the portfolio expense table are based upon historical portfolio expenses as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly, Manufacturers Securities Services, LLC).



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST TRUST") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee).



The All Asset Portfolio is a series of the PIMCO Trust which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").



       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Science & Technology Trust  T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market condition, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies expected to benefit from the
                                                    development, advancement, and use of science and
                                                    technology.  Current income is incidental to the
                                                    portfolio's objective

Pacific Rim Trust           MFC Global Investment   seeks long-term growth of capital by investing in a
                            Management (U.S.A.)     diversified portfolio that is comprised primarily of
                            Limited                 common stocks and equity-related securities of
                                                    corporations domiciled in countries in the Pacific Rim
                                                    region

Health Sciences Trust       T. Rowe Price           seeks long-term capital appreciation by investing,
                            Associates, Inc.        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stocks of companies engaged in the research,
                                                    development, production, or distribution of products or
                                                    services related to health care, medicine, or the life
                                                    sciences (collectively termed "health sciences").

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Emerging Growth Trust       MFC Global Investment   seeks superior long-term rates of return through
                            Management (U.S.A.)     capital appreciation by investing, under normal
                            Limited                 circumstances, primarily in high quality securities and
                                                    convertible instruments of small-cap U.S. companies.

Emerging Small Company      Franklin Advisers,      seeks long-term growth of capital by investing, under
Trust                       Inc.SHOULD THIS         normal market conditions, at least 80% of its net
                            READ FRANKLIN           assets (plus any borrowings for investment purposes) in
                            TEMPLETON NOW PER       common stock equity securities of companies with market
                            LIST?                   capitalizations that approximately match the range of
                                                    capitalization of the Russell 2000 Growth Index*
                                                    ("small cap stocks") at the time of purchase.

Small Cap Trust             Independence            (NEW PORTFOLIO)
                            Investment LLC

Small Cap Index Trust       MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     small cap U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the Russell 2000
                                                    Index.

Small Company Trust         American Century        seeks long-term capital growth by investing, under
                            Investment              normal market conditions, primarily in equity
                            Management, Inc.        securities of smaller-capitalization U.S. companies.
                                                    The subadviser uses quantitative, computer-driven
                                                    models to construct the portfolio of stocks for the
                                                    Small Company Trust.

Dynamic Growth Trust        Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Inc.         stocks and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

Mid Cap Stock Trust         Wellington Management   seeks long-term growth of capital by investing
                            Company, LLP            primarily in equity securities of mid-size companies
                                                    with significant capital appreciation potential.

Natural Resources Trust     Wellington Management   seeks long-term total return by investing, under
                            Company, LLP            normal market conditions, primarily in equity and
                                                    equity-related securities of natural resource-related
                                                    companies worldwide.

All Cap Growth Trust        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are
                                                    likely to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in earnings
                                                    and have excellent prospects for future growth.

Strategic Opportunities     Fidelity Management &   seeks growth of capital by investing primarily in
Trust                       Research Company        common stocks.  Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Financial Services Trust    Davis Advisors          seeks growth of capital by investing primarily in
                                                    common stocks of  financial companies.  During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged
                                                    in financial services.  A company is "principally
                                                    engaged" in financial services if it owns financial
                                                    services-related assets constituting at least 50% of
                                                    the value of its total assets, or if at least 50% of
                                                    its revenues are derived from its provision of
                                                    financial services.

International               Marisco Capital         (NEW PORTFOLIO)
Opportunities Trust         Management, LLC

International Stock Trust   Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Investment   stocks and other securities with equity characteristics
                            Services Ltd.           of companies located in the developed countries that
                                                    make up the MSCI EAFE Index.

International Small Cap     Templeton Investment    seeks capital appreciation by investing primarily in
Trust                       Counsel, Inc.           the common stock of companies located outside the U.S.
                                                    which have total stock market capitalization or annual
                            Change to Franklin      revenues of $1.5 billion or less ("small company
                            Templeton per List?     securities".

International Equity        SsgA Funds              seeks to track the performance of broad-based equity
Index Trust                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*.  (Series I shares
                                                    are available for sale to contracts purchased prior to
                                                    May 13, 2002; Series II shares are available for sale
                                                    to contracts purchased on or after May 13, 2002)

American International      Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series.  The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

International Value Trust   Templeton Investment    seeks long-term growth of capital by investing,
                            Counsel, Inc.           under normal market conditions, primarily in equity
                                                    securities of companies located outside the U.S.,
                                                    including emerging markets.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Quantitative Mid Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing,
                            Management (U.S.A.)     under normal market conditions, at least 80% of its
                            Limited                 total assets (plus any borrowings for investment
                                                    purposes) in U.S. mid-cap stocks, convertible preferred
                                                    stocks, convertible bonds and warrants.

Mid Cap Index Trust         MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     mid cap U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P Mid Cap 400 Index*.

Mid Cap Core Trust          AIM Capital             seeks long-term growth of capital by investing,
                            Management, Inc.        normally, at least 80% of its assets in equity
                                                    securities, including convertible securities, of
                                                    mid-capitalization companies.

Global Trust                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies located anywhere in the
                                                    world, including emerging markets.

Capital Appreciation Trust  Jennison Associates     seeks long-term capital growth by investing at
                            LLC                     least 65% of its total assets in equity-related
                                                    securities of companies that exceed $1 billion in
                                                    market capitalization and that the subadviser believes
                                                    have above-average growth prospects.  These companies
                                                    are generally medium-to-large capitalization companies.

American Growth Trust       Capital Research        invests all of its assets in Class 2 shares of the
                            Management Company      Growth Fund, a series of American Fund Insurance
                                                    Series.  The Growth Fund invests primarily in common
                                                    stocks of companies that appear to offer superior
                                                    opportunities for growth of capital.

U.S. Global Leaders         Sustainable Growth      seeks long-term growth of capital by investing,
Growth Trust                Advisers, L.P.          under normal market conditions, primarily in common
                                                    stocks of "U.S. Global Leaders."

Quantitative All Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing,
                            Management (U.S.A.)     under normal circumstances, primarily in equity
                            Limited                 securities of U.S. companies.  The portfolio will
                                                    generally focus on equity securities of U.S. companies
                                                    across the three market capitalization ranges of large,
                                                    mid and small.

All Cap Core Trust          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity securities
                                                    within all asset classes (small, mid and large cap)
                                                    primarily those within the Russell 3000 Index

Large Cap Growth Trust      Fidelity Management &   seeks long-term growth of capital by investing,
                            Research Company        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies with large market
                                                    capitalizations.

Total Stock Market Index    MFC Global Investment   seeks to approximate the aggregate total return of a
Trust                       Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the Wilshire 5000 Equity
                                                    Index*

Blue Chip Growth Trust      T. Rowe Price           seeks to achieve long-term growth of capital
                            Associates, Inc.        (current income is a secondary objective) by investing,
                                                    under normal market conditions, at least 80% of the
                                                    portfolio's total assets in the common stocks of large
                                                    and medium-sized blue chip growth companies.  Many of
                                                    the stocks in the portfolio are expected to pay
                                                    dividends.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
U.S. Large Cap Trust        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal market
                                                    conditions, primarily in equity and equity-related
                                                    securities of companies with market capitalization
                                                    greater than $500 million.

Core Equity Trust           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion, offer the
                                                    potential for capital growth.  The subadviser seeks to
                                                    purchase securities at large discounts to the
                                                    subadviser's assessment of their intrinsic value.

Strategic Value Trust       Massachusetts           seeks capital appreciation by investing, under
                            Financial Services      normal market conditions, at least 65% of its net
                            Company                 assets in common stocks and related securities of
                                                    companies which the subadviser believes are undervalued
                                                    in the market relative to their long term potential.

Large Cap Value Trust       Mercury Advisors        seeks long-term growth of capital by investing,
                                                    under normal market conditions, primarily in a
                                                    diversified portfolio of equity securities of large cap
                                                    companies located in the U.S.

Classic Value Trust         Pzena Investment        seeks long-term growth of capital by investing,
                            Management, LLC         under normal market conditions, at least 80% of its net
                                                    assets in domestic equity securities.

Utilities Trust             Massachusetts           seeks capital growth and current income (income
                            Financial Services      above that available from a portfolio invested entirely
                            Company                 in equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    and debt securities of domestic and foreign companies
                                                    in the utilities industry.

Real Estate Securities      Deutsche Asset          seeks to achieve a combination of long-term capital
Trust                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of real estate investment trusts
                                                    ("REITS") and real estate companies.

Small Cap Opportunities     Munder Capital          seeks long-term capital appreciation by investing,
Trust                       Management              under normal circumstances, at least 80% of its assets
                                                    in equity securities of companies with market
                                                    capitalizations within the range of the companies in
                                                    the Russell 2000 Index.

Small Company Value         T. Rowe Price           seeks long-term growth of capital by investing,
                            Associates, Inc.        under normal market conditions, primarily in small
                                                    companies whose common stocks are believed to be
                                                    undervalued. Under normal market conditions, the
                                                    portfolio will invest at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in
                                                    companies with a market capitalization that do not
                                                    exceed the maximum market capitalization of any
                                                    security in the Russell 2000 Index* at the time of
                                                    purchase.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Special Value               Saloman Brothers        seeks long-term capital growth by investing, under
only Series II              Asset Management Inc    normal circumstances, at least 80% of its net assets in
available                                           common stocks and other equity securities of companies
                                                    whose market capitalization at the time of investment
                                                    is no greater than the market capitalization of
                                                    companies in the Russell 2000 Value Index.

Mid Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's net assets (plus any borrowings for
                                                    investment purposes) in mid-sized companies, with
                                                    market capitalization of roughly $500 million to $10
                                                    billion.

Value                       Van Kampen              seeks to realize an above-average total return over
                                                    a market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

All Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 Index Trust             MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P 500 Composite Stock
                                                    Price Index*.

Fundamental Value Trust     Davis Advisors          seeks growth of capital by investing, under normal
                                                    market conditions, primarily in common stocks of U.S.
                                                    companies with market capitalizations of at least $5
                                                    billion that the subadviser believes are undervalued.
                                                    The portfolio may also invest in U.S. companies with
                                                    smaller capitalizations.

Growth & Income Trust       Wellington Management    seeks long-term growth of capital and income,
                            Company, LLP            consistent with prudent investment risk, by investing
                                                    primarily in a diversified portfolio of common stocks
                                                    of U.S. issuers which the subadviser believes are of
                                                    high quality.

Large Cap Trust             UBS Global Asset        NEW PORTFOLIO
                            Management

Quantitative Value Trust    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the
                            Limited                 potential for long-term growth of capital.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
American Growth  - Income   Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      Growth-Income Fund, a series of American Fund Insurance
                                                    Series.  The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate the
                                                    potential for appreciation and/or dividends.

Equity-Income Trust         T. Rowe Price           seeks to provide substantial dividend income and
                            Associates, Inc.        also long-term capital appreciation by investing
                                                    primarily in dividend-paying common stocks,
                                                    particularly of established companies with favorable
                                                    prospects for both increasing dividends and capital
                                                    appreciation.

American Blue Chip Income   Capital Research        invests all of its assets in Class 2 shares of the Blue
and Growth Trust            Management Company      Chip Income and Growth Fund, a series of American Fund
                                                    Insurance Series.  The Blue Chip Income and Growth Fund
                                                    invests primarily in common stocks of larger, more
                                                    established companies based in the U.S. with market
                                                    capitalizations of $4 billion and above.

Income & Value Trust        Capital Guardian        seeks the balanced accomplishment of (a)
                            Trust Company           conservation of principal and (b) long-term growth of
                                                    capital and income by investing the portfolio's assets
                                                    in both equity and fixed-income securities.  The
                                                    subadviser has full discretion to determine the
                                                    allocation between equity and fixed income securities.

PIMCO VIT All Asset         Pacific Investment      seeks maximum real return consistent with preservation
Portfolio                   Management Company      of real capital and prudent investment management by
(a series of the PIMCO                              investing, under normal circumstances, substantially
Variable Insurance Trust                            all of its assets in Institutional Class shares of the
only Class M is                                     PIMCO Funds, Pacific Investment Management Series, an
available for sale)                                 affiliated open-end investment company.

Global Allocation Trust     UBS Global Asset        seeks total return, consisting of long-term capital
                            Management              appreciation and current income, by investing in equity
                                                    and fixed income securities of issuers located within
                                                    and outside the U.S.

High Yield Trust            Saloman Brothers        seeks to realize an above-average total return over
                            Asset Management Inc    a market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in high yield
                                                    debt securities, including corporate bonds and other
                                                    fixed-income securities.

U.S. High Yield Bond Trust  Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Strategic Bond Trust        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser broad
                                                    discretion to deploy the portfolio's assets among
                                                    certain segments of the fixed income market as the
                                                    subadviser believes will best contribute to achievement
                                                    of the portfolio's investment objective.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Strategic Income Trust      John Hancock            seeks a high level of current income by investing,
                            Advisers, LLC           under normal market conditions, primarily in foreign
                                                    government and corporate debt securities from developed
                                                    and emerging markets; U.S. Government and agency
                                                    securities; and U.S. high yield bonds.
Global Bond Trust           Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent investment
                                                    management by investing the portfolio's assets
                                                    primarily in fixed income securities denominated in
                                                    major foreign currencies, baskets of foreign currencies
                                                    (such as the ECU), and the U.S. dollar.

Investment Quality Bond     Wellington Management   seeks a high level of current income consistent
Trust                       Company, LLP            with the maintenance of principal and liquidity, by
                                                    investing in a diversified portfolio of investment
                                                    grade bonds and tends to focus its investment on
                                                    corporate bonds and U.S. Government bonds with
                                                    intermediate to longer term maturities.  The portfolio
                                                    may also invest up to 20% of its assets in
                                                    non-investment grade fixed income securities.

Total Return Trust          Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent investment
                                                    management by investing, under normal market
                                                    conditions, at least 65% of the portfolio's assets in a
                                                    diversified portfolio of fixed income securities of
                                                    varying maturities.  The average portfolio duration
                                                    will normally vary within a three- to six-year time
                                                    frame based on the subadviser's forecast for interest
                                                    rates.

Real Return Bond Trust      Pacific Investment      seeks maximum return, consistent with preservation
                            Management Company      of capital and prudent investment management by
                                                    investing, under normal market conditions, at least 80%
                                                    of its net assets in inflation-indexed bonds of varying
                                                    maturities issued by the U.S. and non-U.S. governments
                                                    and by corporations.

Core Bond Trust             Wells Fargo Fund        NEW PORTFOLIO
                            Management, LLC

Active Bond Trust           Declaration             VST PORTFOLIO NEW TO MIT
                            Management & Research
                            LLC

                            John Hancock
                            Advisers, LLC
U.S. Government             Saloman Brothers        seeks a high level of current income consistent
Securities Trust            Asset Management Inc    with preservation of capital and maintenance of
                                                    liquidity, by investing in debt obligations and
                                                    mortgage-backed securities issued or guaranteed by the
                                                    U.S. Government, its agencies or instrumentalities and
                                                    derivative securities such as collateralized mortgage
                                                    obligations backed by such securities.

       PORTFOLIO              PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
--------------------------  ---------------------   --------------------------------------------------------
Money Market Trust          MFC Global Investment   seeks maximum current income consistent with
                            Management (U.S.A.)     preservation of principal and liquidity by investing in
                            Limited                 high quality money market instruments with maturities
                                                    of 397 days or less issued primarily by U. S. entities.

Lifestyle Aggressive 1000   MFC Global Investment   seeks to provide long-term growth of capital (current
Trust                       Management (U.S.A.)     income is not a consideration) by investing 100% of the
                            Limited                 Lifestyle Trust's assets in other portfolios of the
                                                    Trust ("Underlying Portfolios") which invest primarily
                            Deutsche Asset          in equity securities.
                            Management Inc.
Lifestyle Growth 820 Trust  MFC Global Investment   seeks to provide long-term growth of capital with
                            Management (U.S.A.)     consideration also given to current income by investing
                            Limited                 approximately 20% of the Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest primarily in fixed
                            Deutsche Asset          income securities and approximately 80% of its assets
                            Management Inc.         in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Balanced 640      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to capital growth by investing
                                                    approximately 40% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 60% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Moderate 460      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to current income by investing
                                                    approximately 60% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 40% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Conservative      MFC Global Investment   seeks to provide a high level of current income
280 Trust                   Management (U.S.A.)     with some consideration also given to growth of capital
                            Limited                 by investing approximately 80% of the Lifestyle Trust's
                                                    assets in Underlying Portfolios which invest primarily
                            Deutsche Asset          in fixed income securities and approximately 20% of its
                            Management Inc.         assets in Underlying Portfolios which invest primarily
                                                    in equity securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



You bear the investment risk of any portfolio you choose as an investment option. A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


If shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a portfolio of the Trust or becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments.

However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote shares.

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

Eligible Groups


The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, "JHD LLC" formerly, Manulife Financial Securities the principal underwriter of the contracts.


An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

Purchase Payments

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


Purchase Payments



Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:


                        You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

                  - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

                  - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

                  - You purchase a contract that will be used within Manulife's Individual 401(k) Program.

                  - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

                  - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

                  - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

                  - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

SECURE PRINCIPAL PROGRAM. (SM) In addition, you have the option to participate in our Secure Principal Program (sm). Under the Secure Principal Program (sm) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Principal Program (s)m and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

See Appendix D for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix E for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

During the accumulation period, we will establish an "investment account" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "accumulation units" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.


Transfers Among Investment Options



During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options , SUBJECT TO THE RESTRICTIONS SET FORTH BELOW.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.



Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies) , both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and (d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money
Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading, including, but not limited to:


      restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.


See Appendix E for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.


Telephone Transactions


Telephone transfers and withdrawals are permitted.


You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.



As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.



Special Transfer Services - Dollar Cost Averaging



Dollar Cost Averaging and Asset Rebalancing programs are available.



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. There is no charge for participation in the DCA program.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

See Appendix E for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX J - "QUALIFIED PLAN TYPES").


Special Withdrawal Services - The Income Plan


Systematic "Income Plan" withdrawals are available.


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix J "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:


      - During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



      - During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:


            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.


For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where:



      (i)   is equal to the Minimum Death Benefit prior to the withdrawal, and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

For the amount of the death benefit for contracts issued prior to the date of this prospectus, please refer to Appendix K.

For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix D, and to Ven 1 and Ven 3 contracts see Appendix E.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death and all required claims forms; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract (contract value) must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

Annuity benefit payments may be paid in several ways.

GENERAL

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturi-ty date.

For maturity date applicable to Ven 7 and Ven 8 contracts see Appendix D, and to Ven 3 and Ven 1 contracts see Appendix E.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

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Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that

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we would have made during the Period Certain. We will deduct any applicable
Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix E. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.


Transfers During Pay-out Period



Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a PORTFOLIO. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

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OTHER CONTRACT PROVISIONS


Ten Day Right to Review


You have a ten-day right to cancel your contract.


You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


Applicable to Residents of California Only



Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.



Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.


OWNERSHIP

You are entitled to exercise all rights under your contract.

See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the

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second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts Treasury Department regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.

MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS
(Not Available in the State of Washington)

For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.


The fixed account investment options are not securities.


SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely

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payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

INVESTMENT OPTIONS.

Fixed account investment options guarantee interest of at least 3%.

There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.

Florida, Maryland, Oregon, and Washington. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investment accounts are not available.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE.

A market value charge may apply to certain transactions.

Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor

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described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A-    The guaranteed interest rate on the investment account.

      B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C- The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix D for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

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      -     We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix D for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX J - "QUALIFIED PLAN TYPES"

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME PROGRAM III


Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Program III ("GRIP III") if you elect GRIP III and if GRIP III is available for sale in the state where the contract is sold. (GRIP III is not available for contracts issued under the exchange offers described in Appendices F, G, H and I to this prospectus.) For applications received on or after June 1, 2004, GRIP III is no longer available for purchase in any state where the optional Principal Plus Rider is available for purchase. Election of GRIP III may only be made at issue, is irrevocable, and GRIP III may only be terminated as described below. The contract may not be issued with GRIP III if either the optional Principal Plus rider or T-PRO is elected.



Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. For applications received on or after June 1, 2004, GRIP II is no longer available for purchase in any state where the optional Principal Plus Rider is available for purchase. For applications received on or after June 28, 2004, GRIP II is no longer available for purchase for contracts issued in Minnesota or Oregon. Please see Appendix K for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix K.


GRIP III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIP III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP III. If GRIP III is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP III, we will pay the monthly annuity benefit payments available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base The Income Base upon which the amount of GRIP III annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP III.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIP III monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.

EXERCISE OF GRIP III. Conditions of Exercise. GRIP III may be exercised subject to the following conditions:


      - GRIP III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th c ontract anniversary or a subsequent contract anniversary, and



      - GRIP III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.


Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity Options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum.

If GRIP III has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP III is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP III is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP III.

Hence, you should consider that since (a) GRIP III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP III is irrevocable, there can be circumstances under a qualified plan in which a GRIP III fee (discussed further below) will be imposed, even though GRIP III may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an Optional benefit, such as GRIP III, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP III, actual income will be based on the greater of (i) your GRIP III Income Base at Monthly Income Factors (as stated in GRIP III), or
(ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)

Illustrated below are the income amounts provided by GRIP III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on the Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuity payment rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIP III Income Base applied to Monthly Income Factors (as stated in GRIP III). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

CONTRACT ANNIVERSARY AT                                          ANNUAL INCOME               ANNUAL INCOME
 EXERCISE OF GRIP III     ACCOUNT VALUE   INCOME BASE       CURRENT          GUARANTEED         PROVIDED
-----------------------   -------------   -----------       -------          ----------      -------------
           10             $      90,000   $   162,889       $ 8,575          $    9,676      $       9,676
           15             $     105,000   $   207,893       $11,000          $   14,095      $      14,095
           20             $     120,000   $   265,330       $13,738          $   20,059      $      20,059

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain.

CONTRACT ANNIVERSARY AT                                          ANNUAL INCOME               ANNUAL INCOME
 EXERCISE OF GRIP III     ACCOUNT VALUE   INCOME BASE       CURRENT          GUARANTEED         PROVIDED
-----------------------   -------------   -----------       -------          ----------      -------------

           10             $      90,000   $   162,889       $ 7,268          $    7,975      $       7,975
           15             $     105,000   $   207,893       $ 9,374          $   11,501      $      11,501
           20             $     120,000   $   265,330       $12,038          $   16,429      $      16,429

TERMINATION OF GRIP III. GRIP III will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



      -     the termination of the contract for any reason; or



      -     the exercise of GRIP III.


The election of GRIP III on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIP III FEE. The risk assumed by us associated with GRIP III is that annuity benefits payable under GRIP III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP III fee (the "GRIP III Fee"). On or before the maturity date, the GRIP III Fee is deducted on each contract anniversary. The amount of the GRIP III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIP III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP III Fee will not be deducted during the annuity period. For purposes of determining the GRIP III Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

GRIP III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity payment factors. Therefore, GRIP III should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP III benefit.

                                      * * *

GUARANTEED EARNINGS MULTIPLIER.

Contracts issued on or after July 2, 2001, may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. (GEM is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%. A contract may not be issued with GEM if the optional T-PRO rider is also elected.

Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the GEM benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the death benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM. GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

The election of GEM on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

GEM Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for GEM.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX J to the prospectus). Please consult your tax advisor.

PRINCIPAL PLUS

Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:


      - Principal Plus is available for sale in the state where the contract is sold;



      -     you have not selected the T-PRO, GRIP II or GRIP III;



      - your entire contract value is invested in accordance with the investment options available with Principal Plus; and



      - the oldest owner has not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. (see "Principal Plus Fee" below).

The addition of Principal Plus to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, Principal Plus contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of Principal Plus, especially at older ages.

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

   Guaranteed Withdrawal    The total amount available for future periodic
         Balance            withdrawals  under Principal Plus.
          "GWB"             The initial GWB is equal to your initial payment(s).

   Guaranteed Withdrawal    The amount guaranteed to be available each
         Amount             contract year for withdrawal under Principal Plus
                            until the GWB is depleted.
         "GWA"              The initial GWA is equal to 5% of the initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

Since the benefit of Principal Plus is accessed through withdrawals, the purchase of Principal Plus may not be appropriate for owners whose primary objective is to take maximum advantage of the tax deferral aspect of the contract. Prior to electing Principal Plus, please consult with your tax and financial advisors on this matter, as well as other tax matters associated with Principal Plus.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:


      -     exceed $100,000 or



      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.


For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. For all contracts, notwithstanding the above, we reserve the right to refuse to accept additional purchase payments at any time after the first Contract Anniversary.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:


      -     the contract value immediately after the withdrawal; or



      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:


      -     the GWA immediately prior to the purchase payment; or



      -     the lesser of:



            -     5% of the GWB immediately after the purchase payment; or



            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.


As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:


      -     the GWA immediately prior to the Bonus; or



      -     5% of the GWB immediately after the Bonus.


Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:


      -     the GWA immediately prior to the Step-Up of the GWB; or



      -     5% of the GWB immediately after the Step-Up of the GWB.


Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:


      -     the GWA immediately prior to the withdrawal; or



      -     5% of the greater of:



            -     the contract value immediately after the withdrawal; or



            -     the GWB immediately after the withdrawal.


Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:


      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and



      -     are paid to the owner:



            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or



            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or



            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      - (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:


      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or



      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.


For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:


      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 -1/2 Distributions and Required Minimum Distributions); or



      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)


We reserve the right to make any changes necessary to comply with the Code and Treasury Regulations.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of March 1, 2004 applicable to Pre-59 -1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing Principal Plus.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS


For applications received on or after June 1, 2004, that elect the optional Principal Plus rider, the following applies. (For applications received prior to June 1, 2004, that elect the optional Principal Plus rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)



If you elect Principal Plus, you must invest 100% of your contract value at all times:



         (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or



         (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)



If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.



If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.


You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "Accumulation period provisions - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.


You should consult with your financial advisor to assist you in determining which MODEL ALLOCATION or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.



Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:



                                 Portfolio Name
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust



For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.



Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:



                                            PERCENTAGE
                                        ALLOCATION OF EACH
                                       PORTFOLIO WITHIN THE
  MODEL ALLOCATION NAME                  MODEL ALLOCATION              PORTFOLIO NAME
--------------------------             --------------------    --------------------------------
Core Holdings of America                        25%            American Growth-Income Trust
                                                25%            American Growth Trust
                                                15%            American International Trust
                                                35%            Diversified Bond Trust

Value Strategy                                  30%           Equity-Income Trust
                                                30%            Core Equity Trust
                                                20%            Diversified Bond Trust
                                                20%            Strategic Bond Trust

Growth Blend                                    40%            Blue Chip Growth Trust
                                                20%            Diversified Bond Trust
                                                20%            American Growth-Income Trust
                                                20%            Strategic Bond Trust

Global Balanced                                 30%            Fundamental Value Trust
                                                20%            Global Bond Trust
                                                25%            Global Allocation Trust
                                                25%            American International Trust

CoreSolution                                    34%            Strategic Income Trust
                                                33%            U.S. Global Leaders Growth Trust
                                                33%            Classic Value Trust


If you select one of the Model Allocations available with Principal Plus there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read more carefully before investing.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.


Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options" discussion above is applicable to you and any formerly available Model Allocations that are not described above are no longer available for transfers or payments. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:



         - You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned above provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options" above are the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.



         - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and you may continue to allocate new payments to such Model Allocation.



         - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into a particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options" above provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Investment Options" above become the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.



Model Allocations Available with Principal Plus For Applications Received Prior to June 1, 2004. The following four Model Allocations are available with Principal Plus for applications received prior to June 1, 2004 subject to the limitations described above:



                                PERCENTAGE ALLOCATION
                                       OF EACH
                                PORTFOLIO WITHIN THE
MODEL ALLOCATION NAME             MODEL ALLOCATION         PORTFOLIO NAME
---------------------           ---------------------  ----------------------------
CORE HOLDINGS                            25%           AMERICAN GROWTH-INCOME TRUST
                                         25%           AMERICAN GROWTH TRUST
                                         15%           AMERICAN INTERNATIONAL TRUST
                                         35%           DIVERSIFIED BOND TRUST

VALUE BLEND                              40%           EQUITY-INCOME TRUST
                                         20%           AMERICAN GROWTH TRUST

                                PERCENTAGE ALLOCATION
                                       OF EACH
                                PORTFOLIO WITHIN THE
MODEL ALLOCATION NAME             MODEL ALLOCATION         PORTFOLIO NAME
---------------------           ---------------------  ----------------------------
                                         20%           DIVERSIFIED BOND TRUST
                                         20%           STRATEGIC BOND TRUST

GROWTH BLEND                             40%           BLUE CHIP GROWTH TRUST
                                         20%           DIVERSIFIED BOND TRUST
                                         20%           AMERICAN GROWTH-INCOME TRUST
                                         20%           STRATEGIC BOND TRUST

GLOBAL                                   30%           GLOBAL BOND TRUST
                                         20%           U.S. LARGE CAP TRUST
                                         20%           BLUE CHIP GROWTH TRUST
                                         30%           INTERNATIONAL VALUE TRUST


TERMINATION. The owner may not terminate Principal Plus . However, Principal Plus will terminate automatically upon the earliest of:



      -     depletion of the GWB;



      -     the Maturity Date;



      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



      - depletion of the contract value, unless Principal Plus is in its Settlement Phase; or



      -     termination of the contract.


PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

We reserve the right to increase the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                                          GWB ON
                        PURCHASE                         WITHDRAWAL                      CONTRACT
CONTRACT YEAR           PAYMENTS             GWA           TAKEN             BONUS      ANNIVERSARY
-------------           --------            -----        ----------          -----      -----------
  At issue               100,000                                                          100,000
      1                        0            5,000           5,000              0           95,000
      2                        0            5,000           5,000              0           90,000
      3                        0            5,000           5,000              0           85,000
      4                        0            5,000           5,000              0           80,000
      5                        0            5,000           5,000              0           75,000
     10                        0            5,000           5,000              0           50,000
     20                        0            5,000           5,000              0                0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                                                                                          GWB ON
                        PURCHASE    GWA AFTER PURCHASE   WITHDRAWAL                      CONTRACT
CONTRACT YEAR           PAYMENTS         PAYMENTS          TAKEN             BONUS      ANNIVERSARY
-------------           --------    ------------------   ----------          -----      -----------
  At issue               100,000                                                          100,000
      1                        0           5,000                0            5,000        105,000
      2                   10,000           5,750                0            5,500        120,500
      3                        0           6,025            6,025                0        114,475
      4                        0           6,025                0            5,500        119,975
      5                        0           6,025                0            5,500        125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                             HYPOTHETICAL
                                                               CONTRACT
                                GWA AFTER                      VALUE ON
                  PURCHASE       PURCHASE     WITHDRAWAL       CONTRACT                GWB ON CONTRACT
CONTRACT YEAR     PAYMENTS       PAYMENT        TAKEN        ANNIVERSARY     BONUS       ANNIVERSARY
-------------     --------      ---------     ----------     ------------    -----     ---------------
  At issue         100,000                                                                 100,000
      1                  0        5,000          5,000         101,700         0            95,000
      2                  0        5,000          5,000         103,534         0            90,000
      3                  0        5,000          5,000         105,511         0           105,781*
      4                  0        5,289          5,289          94,629         0           100,492
      5                  0        5,289         10,000          79,596         0            79,898*

* Steps-Up or resets to contract value before the Principal Plus fee is deducted

                                      * * *

TRIPLE PROTECTION DEATH BENEFIT

The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:


      -     T-PRO is available for sale in the state where the contract is sold;



      -     the oldest owner has not yet attained age 71; and



      - none of the following optional riders have been elected: GRIP III or GRIP II, GEM, or Principal Plus.


We reserve the right to accept or reject an owner's selection of T-PRO at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue T-PRO on multiple contracts involving the same individual(s).

Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. T-PRO has an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit). (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

The addition of T-PRO to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by T-PRO have age caps and limitations that limit the benefits provided by T-PRO at certain ages and values. These caps and limitations should be considered when determining the suitability of T-PRO, especially at older ages or for larger payments.

The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:


      -     the contract value;



      -     the Return of Purchase Payments Death Benefit Factor;



      -     the Annual Step Death Benefit Factor; or



      -     the Graded Death Benefit Factor.


We may offer other optional riders whose benefits and the names of such benefits are similar to the T-PRO Death Benefit Factors referenced above. It should be noted that these other optional riders are separate and distinct from the T-PRO Death Benefit Factors referenced above, they contain separate optional rider charges and their benefits and limitations may be different.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and T-PRO will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

      The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO
            Death Benefit") is not treated as a purchase payment to the contract.

      In determining the Enhanced Earnings Death Benefit Factor (see
            "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

      In determining other elements of the death benefit calculation
            (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The

Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

         Earnings Basis is equal to 150% of $100,000 or $150,000.
         Earnings is equal to $175,000 minus $150,000 or $25,000. Note that for purposes of T-PRO, Earnings are always less than the excess of account value over payments. In this example, they are less than $75,000 (or $175,000 minus $100,000). Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

      1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT                          PAYMENT MULTIPLIER*
----------------------------                          -------------------
             0                                                100%
             1                                                110%
             2                                                120%
             3                                                130%
             4                                                140%
             5                                                150%

         *If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for purchase payments made on or after the oldest owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

      2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

 DEATH OCCURS                                         ANNUAL STEP       ENHANCED
WITHIN CONTRACT                     GRADED DEATH     DEATH BENEFIT   EARNINGS DEATH     T-PRO DEATH
     YEAR         CONTRACT VALUE   BENEFIT FACTOR       FACTOR       BENEFIT FACTOR       BENEFIT
---------------   --------------   --------------    -------------   --------------     -----------
       2               98,750          110,000          100,000               0           110,000
       4              100,970          130,000          100,970               0           130,000
       6              140,600          150,000          140,600               0           150,000
      10              174,700          150,000          174,700          12,350           187,050
      14              140,100          150,000          174,700               0           174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.

We reserve the right to restrict investment options at any time. We will notify the owner in writing at least 30 days prior to restricting an investment option. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF T-PRO. The owner may not terminate T-PRO. However, T-PRO will terminate automatically upon the earliest of:


      -     the date the contract terminates;



      -     the Maturity Date; or



      - the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO are continued by the surviving spouse after the death of the original owner.


T-PRO FEE. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have on your plan (see APPENDIX J to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectuses of the Trust. For information on the fees charged for optional benefits, see "OPTIONAL BENEFITS" above.

WITHDRAWAL CHARGES

For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix D and for Ven 3 and Ven 1 contracts see Appendix E.

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

Each withdrawal from the contract is allocated first to the "Free withdrawal amount" and second to "Unliquidated purchase payments". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT         WITHDRAWAL CHARGE PERCENTAGE
----------------------------         ----------------------------
             0                                    6%
             1                                    6%
             2                                    5%
             3                                    5%
             4                                    4%
             5                                    3%
             6                                    2%
             7+                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


      - the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;



      -     the confinement began at least one year after the contract date;



      -     confinement was prescribed by an "physician";



      - both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;



      - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.


An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 -1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

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

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors, trustees or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES


FOR INFORMATION ON THE ADMINISTRATION FEE APPLICABLE TO VEN 7 AND VEN 8 CONTRACTS SEE APPENDIX D AND TO VEN 3 AND VEN 1 CONTRACTS SEE APPENDIX E.



We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks assuming no optional riders are elected


Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:


      - The size and type of group to which administrative services are to be provided will be considered.



      - The total amount of purchase payments to be received will be considered.



      - There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.


If after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

For information on mortality and expense risks charges for Ven 1 contracts see Appendix E.

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


TAXES


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:


      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT


STANDARD COMPENSATION. Manulife Financial Securities, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 7.00% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and

NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, IRS rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.


TAXATION OF ANNUITY BENEFIT PAYMENTS


A portion of each annuity payment is usually taxable as ordinary income.


Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

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

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions


Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% IRS penalty tax.


There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

Qualified Retirement Plans



Special tax provisions apply to qualified plans Consult your tax advisor prior to using the contract with a qualified plan.


The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix J to this Prospectus. Appendix J also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP, GRIP II or GRIP III in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as GRIP or Principal Plus, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity"

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

or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) if applicable, hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

See Appendix E for information on Loans applicable to Ven 1 and Ven 3 contracts.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some distributions for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

We may advertise our investment performance.

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


Distribution of Contracts


We pay broker-dealers to sell the contracts.


JHD LLC , a Delaware limited liability company that we control, is the principal underwriter of the contracts. JHD LLC, located at 601 Congress Street, Boston, Massachusetts 02210 , is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither JHD LLC nor we are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

At our option, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above, we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by the Company.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

COMMUTED VALUE: - The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT DATE: In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death benefits will be paid within 7days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to to dollar amount.

GENERAL ACCOUNT: All the assets of the Company other than assets in separate accounts.

GROUP HOLDER: In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT: An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES: Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT: An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES: Certificates issued under qualified contracts.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                         WITHDRAWAL CHARGE
CONTRACT   HYPOTHETICAL   FREE WITHDRAWAL   PAYMENTS    ------------------
  YEAR    CONTRACT VALUE      AMOUNT       LIQUIDATED   PERCENT     AMOUNT
--------  --------------  ---------------  ----------   -------     ------
   2         55,000           5,000 (A)      50,000        6%        3,000
   4         50,500           5,000 (B)      45,500        5%        2,275
   6         60,000          10,000 (C)      50,000        3%        1,500
   7         35,000           5,000 (D)      45,000        2%          900
   8         70,000          20,000 (E)      50,000        0%            0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                           WITHDRAWAL CHARGE
HYPOTHETICAL CONTRACT   PARTIAL WITHDRAWAL   FREE WITHDRAWAL   PAYMENTS    -----------------
        VALUE               REQUESTED            AMOUNT       LIQUIDATED   PERCENT    AMOUNT
---------------------   ------------------   ---------------  ----------   -------    ------

       65,000                 2,000            15,000 (A)            0        5%          0
       49,000                 5,000             3,000 (B)        2,000        5%        100
       52,000                 7,000             4,000 (C)        3,000        5%        150
       44,000                 8,000                 0 (D)        8,000        5%        400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

      *Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                   TAX RATE
                   --------------------------------------------
    STATE          QUALIFIED CONTRACTS  NON-QUALIFIED CONTRACTS
---------------    -------------------  -----------------------
California                0.50%                   2.35%
Maine                     0.00%                   2.00%
Nevada                    0.00%                   3.50%
Puerto Rico               1.00%                   1.00%
South Dakota (A)          0.00%                   1.25%
West Virginia             1.00%                   1.00%
Wyoming                   0.00%                   1.00%

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

             APPENDIX D: PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS

We have has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("Ven 7" contracts), which were sold during the period from August, 1989 until April 1999. We also have a class of variable annuity contracts which is no longer being issued but under which purchase payments may continue to be made ("Ven 8" contracts) which were sold during the period from September, 1992 until February 1995. Ven 7 and Ven 8 contracts are collectively referred to as "prior contracts."

The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract, the charges made by us and the death benefit provisions.

EXPENSE SUMMARY. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying portfolio prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES.

                                            NUMBER OF COMPLETE
DEFERRED SALES LOAD  (withdrawal charge as    YEARS PURCHASE                         WITHDRAWAL CHARGE
percentage of purchase payments)            PAYMENT IN CONTRACT                          PERCENTAGE
------------------------------------------  -------------------      --------        ------------------
                                                     0                                       6%
                                                     1                                       6%
                                                     2                                       5%
                                                     3                                       4%
                                                     4                                       3%
                                                     5                                       2%
                                                     6+                                      0%
ANNUAL CONTRACT FEE                                                  $  30
TRANSFER FEE
         Guaranteed Fee                                              $  25 (A)
         Current Fee                                                 $   0 (A)

A We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not excced the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

           VEN 7 AND VEN 8(A)
--------------------------------------              -----
Mortality and expense risks fee                      1.25%
Administration fee- asset based                      0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES               1.40%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. See "SUMMARY - PORTFOLIO ANNUAL EXPENSES" in the Prospectus.

EXAMPLE. If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                  SERIES I                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------     ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)

                  SERIES I                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------     ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses


FIXED ACCOUNT INVESTMENT OPTIONS. The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investment options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide us the authority to offer additional fixed account investment options for any yearly period from two to ten years.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE. The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE. For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account; (ii) together with any withdrawal charges for an investment account, be greater than 10% of the amount transferred or withdrawn; or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES. The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge. The withdrawal charge assessed under the prior contracts is as follows:

If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE
----------------------------          ----------------------------
              0                                    6%
              1                                    6%
              2                                    5%
              3                                    4%
              4                                    3%
              5                                    2%
              6+                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES. The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS: The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

Death of Annuitant who is not the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

Death of Annuitant who is the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, instead of paying the minimum death benefit to the beneficiary, we will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office.

An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later. Contracts issued prior to August 15, 1994 may also have selected the Enhanced Death Benefit. This option was available as an endorsement to the contract upon the payment of (i) an additional purchase payment of at least 10% of all purchase payments made to the contract through the date the Enhanced Death Benefit first became available in that state, or
(ii) $10,000 whichever is greater.

This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

CONTRACT MATURITY DATE. Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

ANNUITY TABLES ASSUMED INTEREST RATE. A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

BENEFICIARY. Under the prior contracts certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

OWNERSHIP. Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

MODIFICATION: The Ven 8 contract does not include "free withdrawal percentage" among contract terms we are authorized to change on 60 days notice to the group holder.


OPTIONAL BENEFITS: GRIP, GRIP II, GRIP III, GEM, PRINCIPAL PLUS AND THE T-PRO are not available for Ven 7 and Ven 8 contracts.


ACCUMULATION UNIT VALUES: (see Appendix U)

              APPENDIX E: PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

Prior to October, 1993, we issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made and death benefit provisions.

EXPENSE SUMMARY. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying portfolio prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES.

                                               NUMBER OF COMPLETE
DEFERRED SALES LOAD  (withdrawal charge as       YEARS PURCHASE                          WITHDRAWAL CHARGE
percentage of purchase payments)               PAYMENT IN CONTRACT                          PERCENTAGE
------------------------------------------     -------------------   ---------           ------------------


                                                         0                                       5%
                                                         1                                       5%
                                                         2                                       5%
                                                         3                                       5%
                                                         4                                       5%
                                                        5+                                       0%
ANNUAL CONTRACT FEE                                                  $  30
TRANSFER FEE
         Guaranteed Fee                                              $  25 (A)
         Current Fee                                                 $   0 (A)


(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

              VEN 3(A)
--------------------------------------      ------
Mortality and expense risks fee               1.25%
Administration fee- asset based               0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES        1.40%

             VEN 1(A)
--------------------------------------      -----
Mortality and expense risks fee              1.30%
Administration fee- asset based              0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES       1.30%

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. See "SUMMARY - PORTFOLIO ANNUAL EXPENSES" in the Prospectus.

EXAMPLE. If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                   SERIES I                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------     ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses

                   SERIES I                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------     ------    -------    -------    --------
Minimum Total Annual Portfolio Operating Expenses


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)


                   SERIES I                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------     ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses


INVESTMENT OPTIONS. The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the sub-accounts of the Variable Account are available for the investment of contract values, namely, the Strategic Opportunities Trust, the Investment Quality Bond Trust and the Money Market Trust.

WITHDRAWAL CHARGES. The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge: The withdrawal charge assessed under the Ven 3 contract is as follows:

If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, we will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge: The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES. The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed and 0.5% for the expense risk assumed. There is no administration charge, however, under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS. The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

Death of Owner. We will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, we will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at our Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and we will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions. The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS.

TRANSFERS. Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, we will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity benefit payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

ANNUITY OPTION PROVISIONS. Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity benefit payments if the first annuity payment would be less than $50.

PURCHASE PAYMENTS. The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. We may refuse to accept any purchase payment in excess of $10,000 per contract year.

ANNUITY RATES. The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

ANNUITY TABLES ASSUMED INTEREST RATE. A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

BENEFICIARY. Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.


OPTIONAL BENEFITS. GRIP, GRIP II, GRIP III, GEM, PRINCIPAL PLUS AND T-PRO are not available for Ven 3 or Ven 1 contracts.


ACCUMULATION UNIT VALUES. See Appendix U.

             APPENDIX F: EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by us ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix F to this Prospectus and include both Ven 7 and Ven 8 contracts.

We will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Old and New Contracts are as follows:

Annual Administration Fee. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

Withdrawal Charge. The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                NEW CONTRACT                                                         OLD CONTRACT
---------------------------------------------------                ----------------------------------------------
                                                                   NUMBER OF COMPLETE YEARS
  NUMBER OF COMPLETE YEARS        WITHDRAWAL CHARGE                  PURCHASE PAYMENTS IN       WITHDRAWAL CHARGE
PURCHASE PAYMENTS IN CONTRACT        PERCENTAGE                             CONTRACT                PERCENTAGE
-----------------------------     -----------------                -------------------------    -----------------
              0                           6%                                    0                      6%
              1                           6%                                    1                      6%
              2                           5%                                    2                      5%
              3                           5%                                    3                      4%
              4                           4%                                    4                      3%
              5                           3%                                    5                      2%
              6                           2%                                    6+                     0%
              7+                          0%

Minimum Interest Rate to be Credited for Any Guarantee Period. The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be 3% as opposed to 4% under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of 3%, whereas under the Old Contract the market value charge is limited so as to not invade principal.

Annuity Purchase Rates. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

Group Deferred Annuity Contracts. (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with JHS.

Differences Relating to the Death Benefit. The differences between the Death Benefit of Old Contracts and New Contracts are as follows:

Death Benefit for Old Contracts. The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

Death Benefit for New Contracts If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:


      - During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



      - During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:


            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.


For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where :



      (i)   is equal to the Minimum Death Benefit prior to the withdrawal, and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

Differences Regarding When Death Benefit Will Be Paid. The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

INVESTMENT OPTIONS. Any Old Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.

The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available, and in the state of Washington where no fixed investment options are available. The Old Contract provides for three fixed investment options: one, three and six year. (Please see, however, the restrictions on investing in the fixed investment options under "Fixed Account Investment Options.")

             APPENDIX G: EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by us. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

We will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Old and New Contracts are as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract and Ven 3 Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees..........................              1.25%
Administration fee - asset based.........................              0.15%
                                                                     ------
Total Separate Account Annual Expenses...................              1.40%

New Contract and Ven 3 Transaction Expenses

Annual Administration Fee................................            $   30*
Dollar Cost Averaging Charge.............................              none

Ven 1 Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees..........................              1.30%
                                                                     ------

Total Separate Account Annual Expenses...................              1.30%

Ven 1 Transaction Expenses

Annual Administration Fee................................            $   30
Dollar Cost Averaging Charge.............................              none

*For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

WITHDRAWAL CHARGES. The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                  New Contract                                Ven 3 and Ven 1 Contracts
-----------------------------------------------      ------------------------------------------
Number of Complete Years                             Number of Complete
  Purchase Payments In       Withdrawal Charge         Years Purchase          Withdrawal Charge
        Contract                 Percentage          Payments in Contract         Percentage
------------------------     ------------------      --------------------      -----------------
            0                        6%                       0                       5%
            1                        6%                       1                       5%
            2                        5%                       2                       5%
            3                        5%                       3                       5%
            4                        4%                       4                       5%
            5                        3%                       5                       5%
            6                        2%                       6+                      0%
            7+                       0%


DEATH BENEFIT.

Differences Between Death Benefit of Old Contracts and New Contracts

Death Benefit for Ven 3 Contracts. The minimum death benefit during the first five contract years will be equal to the greater of:

            - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

            - the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

During any subsequent five contract year period, the minimum death benefit will be the greater of:

            - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

            - the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

Death Benefit for Ven 1 Contracts. The minimum death benefit is the greater of:

      - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

      - the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

Death Benefit for New Contracts. If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:


      - During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



      - During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:



                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and


                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where :


      (i)   is equal to the Minimum Death Benefit prior to the withdrawal, and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

Differences Regarding When Death Benefit Will Be Paid. In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

Investment Options. Any Old Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.

The New Contract provides for seventy-eight investment options (seventy-three variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available, and in the state of Washington where no fixed account investment options are available. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. (Please see, however, the restrictions on investing in the fixed investment.

Annuity Purchase Rates. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

Federal Tax Considerations. Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

            APPENDIX H: EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS

Exchange Offer in all States Except New York and the Territory of Guam

In all states except New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

We will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

No Optional Benefits described in the New Contract are available for New Contracts issued in exchange for Lifestyle Contracts.

Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Lifestyle Contracts and the New Contracts are as follows:

1. SEPARATE ACCOUNT AND FIXED ACCOUNT EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the charts below:

NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
Mortality and expense risks fees                1.25%
Administration fee - asset                      0.15%
Total Separate Account Annual Expenses          1.40%

                    NEW CONTRACT OWNER TRANSACTION EXPENSES
Annual Administration Fee                       $30(A)
Dollar Cost Averaging Charge                    none

      (A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

              LIFESTYLE CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
MORTALITY AND EXPENSE RISKS CHARGE Charged      0.80% (A)
daily as a percentage of average Variable
Account Values

MORTALITY AND EXPENSE RISKS CHARGE Charged      0.45% (A)
monthly as a percentage of the policy
month-start Variable and Fixed Account
Assets*

                                                1.25%

OTHER SEPARATE ACCOUNT EXPENSES Charge for      0.20%
administration charged daily as apercentage
of  average Variable Account Values

Total Separate Account Annual Expenses          1.45%

       (A) mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

                 LIFESTYLE CONTRACT OWNER TRANSACTION EXPENSES

Record Keeping Charge                           $30 (A)
Dollar Cost Averaging Charge
(if selected and applicable)                    $ 5 (B)

      (A) A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

      (B) Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

2. VARIABLE INVESTMENT OPTIONS. Any Lifestyle Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.

The Lifestyle Contract has eight variable investment options whereas the New Contract has seventy three variable investment options.

3. FIXED ACCOUNT INVESTMENT OPTIONS. The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options; except in Florida, Maryland and Oregon where two fixed account investment options are available, and in the state of Washington where no fixed investment options are available. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

4. WITHDRAWAL CHARGES. The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

               LIFESTYLE CONTRACT                          NEW CONTRACT
               ------------------                          ------------
Number of Complete                           Number of Complete
  Years Purchase        Withdrawal Charge     Years Purchase       Withdrawal Charge
Payments In Contract       Percentage       Payments in Contract      Percentage
--------------------   ------------------   --------------------   -----------------
       0                       8%                   0                     6%
       1                       8%                   1                     6%
       2                       8%                   2                     5%
       3                       6%                   3                     5%
       4                       4%                   4                     4%
       5                       2%                   5                     3%
       6+                      0%                   6                     2%
                                                    7+                    0%

5. MINIMUM DEATH BENEFIT. Differences between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

Minimum Death Benefit for Lifestyle Contract. Upon the occurrence of the death of the original policyowner, we will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, we will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which we deposit into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary we will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

Minimum Death Benefit for New Contracts. If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:


      - During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



      - During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:


            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.


For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where:



      (i) is equal to the Minimum Death Benefit prior to the withdrawal, and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

6. ANNUITY BENEFIT PAYMENTS. Annuity benefit payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity benefit payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

7. ANNUITY VALUE GUARANTEE. The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

8. ANNUITY PURCHASE RATES. The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                      * * *

Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

  APPENDIX I: EXCHANGE OFFER - MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY
    (Exchange Offer in all States Except New York and the Territory of Guam)

In all states except New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MULTI-ACCOUNT CONTRACT").

The Company will permit an owner of an outstanding Multi-Account Contract to exchange the Multi-Account Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Multi-Account Contract was issued, and any purchase payment credited to the Multi-Account Contract will be deemed to have been credited to the New Contract on the date it was credited under the Multi-Account Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Multi-Account Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

No Optional Benefits described in the New Contract are available for New Contracts issued in exchange for Multi-Account Contracts.

Multi-Account Contract owners interested in a possible exchange should carefully review both the Multi-Account Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A MULTI-ACCOUNT CONTRACT. We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Multi-Account Contract and the New Contract are as follows:

1. SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Multi-Account Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

                 NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fees         1.25%
Administration fee - asset based         0.15%
Total Separate Account Annual Expenses   1.40%

                    NEW CONTRACT OWNER TRANSACTION EXPENSES

Annual Administration Fee      $30(A)
Dollar Cost Averaging Charge   none

      (A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

            MULTI-ACCOUNT CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fees         1.00%
Total Separate Account Annual Expenses   1.00%

           MULTI-ACCOUNT CONTRACT CONTRACT OWNER TRANSACTION EXPENSES

Annual Contract Fee                      $30 (A)
Dollar Cost Averaging Charge             $ 5 (B)
 (if selected and applicable)

(A) An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

(B) Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

2. WITHDRAWAL CHARGES. The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Multi-Account Contract and the New Contract are as follows:

             NEW CONTRACT                        MULTI-ACCOUNT CONTRACT
             ------------                        ----------------------
    NUMBER OF                                NUMBER OF
 COMPLETE YEARS      WITHDRAWAL CHARGE     COMPLETE YEARS      WITHDRAWAL CHARGE
PURCHASE PAYMENTS       PERCENTAGE        PURCHASE PAYMENTS       PERCENTAGE
  IN CONTRACT                               IN CONTRACT
-----------------    -----------------    -----------------    -----------------
       0                    6%                    0                    8%
       1                    6%                    1                    7%
       2                    5%                    2                    6%
       3                    5%                    3                    5%
       4                    4%                    4                    4%
       5                    3%                    5                    3%
       6                    2%                    6                    2%
       7+                   0%                    7                    1%
                                                  8+                   0

3. VARIABLE INVESTMENT OPTIONS AND FIXED ACCOUNT INVESTMENT OPTIONS. Any Multi Account Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.

The Multi-Account Contract has eight variable investment options whereas the New Contract has seventy-three variable investment options. The Multi-Account Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options, except in Florida, Maryland and Oregon where two fixed account investment options are available, and in the state of Washington where no fixed account investment options are available. (Please see, however, the restrictions on investing in the fixed investment options under "Fixed Investment Options.") The Multi-Account Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Multi-Account Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

4. MINIMUM DEATH BENEFIT. Differences between Death Benefit of Multi-Account Contract and New Contract are as follows:

Minimum Death Benefit for Manulife Annuity. Multi-Account Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.


Minimum Death Benefit for New Contracts. If any owner dies, the death benefit will be the greater of:



      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:


      - During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



      - During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:


            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.


For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where:

      (i)   is equal to the Minimum Death Benefit prior to the withdrawal, and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

5. ANNUITY PURCHASE RATES. The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

6. ANNUITY BENEFIT PAYMENTS. Annuity benefit payments under the Multi-Account Contract will be made on a fixed basis only whereas annuity benefit payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

7. MINIMUM GUARANTEED INTEREST RATE ON GUARANTEED INTEREST ACCOUNT. The minimum guaranteed interest rate for the Multi-Account Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                      * * *

Contract owners who do not wish to exchange their Multi-Account Contract Contracts for the New Contracts may continue to make purchase payments to their Multi-Account Contracts. Or, they can keep their Multi-Account Contracts and buy a New Contract to which to apply additional purchase payments.

The above comparison does not take into account differences between the Multi-Account Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Multi-Account Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Multi-Account Contract prospectuses.

                        APPENDIX J: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or optional benefit such as GRIP II, GRIP III, or Principal Plus. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III, or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.
As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX K: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS

SERIES I SHARES. For contracts issued prior to May 13, 2002, the assets of each sub-account of the Variable Account are invested in the case of the Trust in Series I shares, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR PRIOR CONTRACTS



Contracts issued prior to May 13, 2002 contain certain investment options that invest in Series I shares of a corresponding portfolio of the Trust. As a result, the range of Total Annual Portfolio Operating Expenses for these previously issued contracts differs from the range shown in the Summary section of the Prospectus. The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically if you own a contract issued prior to May 13, 2002. The table relates to all the variable investment options that are available for these previously issued contracts. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR CONTRACTS ISSUED
PRIOR TO MAY 13, 2002(A)                                         MINIMUM  MAXIMUM
Range of expenses that are deducted from fund assets, including management fees, Rule 12b-1 fees, and other expenses



      (A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.



The following table describes the operating expenses for each of the Series I portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each of these portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. See the Summary section of the Prospectus for information on Series II portfolios of the Trust.



                                                                          TOTAL
                                       MANAGEMENT  RULE 12B-1    OTHER    ANNUAL
PORTFOLIO                                 FEES        FEES     EXPENSES  EXPENSES
-------------------------------------  ----------  ----------  --------  --------
JOHN HANCOCK TRUST - SERIES I SHARES:
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------

                                                                          TOTAL
                                       MANAGEMENT  RULE 12B-1    OTHER    ANNUAL
PORTFOLIO                                 FEES        FEES     EXPENSES  EXPENSES
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------
-------------------------------------  ----------  ----------  --------  --------



+ Commencement of operations -- May 3, 2004



(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:





                                                      TOTAL ANNUAL
PORTFOLIO                          OTHER EXPENSES       EXPENSES
-------------------------------    --------------     ------------
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced Trust
Lifestyle Moderate Trust
Lifestyle Conservative Trust
This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                              MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                        FEES         EXPENSES
--------------------------    ----------    ------------
Science & Technology Trust
Health Sciences Trust
Blue Chip Growth Trust
Equity-Income Trust



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                    TOTAL
                                                    ANNUAL
PORTFOLIO                          OTHER EXPENSES  EXPENSES
-------------------------------    --------------  --------
Small Company Trust
U.S. Global Leaders Growth Trust
Classic Value Trust
These voluntary expense reimbursements may be terminated at
any time.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



                                    MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                              FEES       EXPENSES
-------------------------------     ----------  ------------
Global Trust
International Value Trust
These advisory fee waivers may be rescinded at any time.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                      BETWEEN $50
                                      MILLION AND  EXCESS OVER
                          FIRST $50       $500        $500
PORTFOLIO                  MILLION*     MILLION*    MILLION*
------------------------  ----------  -----------  ---------
Financial Services Trust
Fundamental Value Trust



*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                          MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                   FEES       EXPENSES
------------------------  ----------  ------------
Financial Services Trust
Fundamental Value Trust



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                               MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                         FEES        EXPENSES
-----------------------------  ----------   ------------
American Growth Trust
American International Trust
American Blue Chip Income and
Growth Trust
American Growth-Income Trust



EXAMPLES UNDER PRIOR CONTRACTS



The four examples below are intended to help you compare the cost of investing in a previously issued contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. The first and third examples assume that you purchased certain optional benefits that were available at the time we issued a contract; the second and fourth examples assume that you did not purchase any optional benefits.. All four of the examples assume that you invest $10,000 in a contract and that your investment has a 5% return each year. For purposes of presenting these examples, we have also made certain assumptions that are mandated by the SEC and described in the Summary section of the Prospectus. CONSEQUENTLY, THE AMOUNTS LISTED IN THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.



The first example applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, andGRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Prior Contract (issued before May 13,
2002) with optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:



The second example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Prior Contract (issued before May 13,
2002) with no optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:



The third example applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP III. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Prior Contract (issued after May 13, 2002 but before May 1, 2005) with optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:



The fourth example also applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Prior Contract (issued after May 13, 2002 but before May 1, 2005) with no optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:

DEATH BENEFITS. Amount of Death Benefit. The death benefit varies by state and date of issue as follows.



The Minimum Death Benefit may exceed $10 million:



      - for contracts issued in Hawaii, Massachusetts, Minnesota, and Vermont,



      - for contracts issued prior to July 25, 2003 in Illinois and Pennsylvania, and



      -     for contract issued prior to June 2, 2003 in all other states.



A. The following death benefit generally applies to contracts issued :



ON OR AFTER:       IN THE STATES OF:
------------       -----------------
May 1, 1998        Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho,
                   Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri,
                   Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                   Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West
                   Virginia, Wisconsin, Wyoming
June 1, 1998       Connecticut
July 1, 1998       Minnesota, Montana, District of Columbia
October 1, 1998    Texas
February 1, 1999   Massachusetts
March 15, 1999     Florida, Maryland, Oregon
November 1, 1999   Washington



If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:



During the first contract year, the death benefit will be the greater of:



      -     the contract value or



      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.



During any subsequent contract year, the death benefit will be the greater of:



      -     the contract value or



      - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.



If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:



      -     the contract value or



      - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.



If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:



      -     the contract value or



      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.



For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

PRIOR TO:          IN THE STATES OF:
---------          -----------------
May 1, 1998        Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho,
                   Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri,
                   Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                   Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West
                   Virginia, Wisconsin, Wyoming
June 1, 1998       Connecticut
July 1, 1998       Minnesota, Montana, District of Columbia
October 1, 1998    Texas
February 1, 1999   Massachusetts
March 15, 1999     Florida, Maryland, Oregon
November 1, 1999   Washington

If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

      -     the contract value or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

      -     the contract value or

      - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

      -     the contract value or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit. If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME. For contracts issued prior to May 1, 2002, no Nursing Home withdrawal charge waiver is available.

OPTIONAL BENEFITS

GUARANTEED EARNINGS MULTIPLIER. GEM is not available on contracts issued prior to July 2, 2001.

GUARANTEED RETIREMENT INCOME PROGRAMS. GRIP was not available to contracts issued prior to May 1, 1998.

PRINCIPAL PLUS. Principal Plus is not available for contracts issued prior to December 8, 2003.

TRIPLE PROTECTION DEATH BENEFIT. The Triple Protection Death Benefit is not available for contracts issued prior to December 8, 2003.

GUARANTEED RETIREMENT INCOME PROGRAM (GRIP). The original Guaranteed Retirement Income Program ("GRIP") was available in certain states for contracts issued between May 1, 1998 and June 29, 2001 (except for Ven 7, Ven 8, Ven 3 or Ven 1 contracts). GRIP could only be elected at issue and cannot be added to a contract. GRIP is no longer available for new issues. If a contract was issued with GRIP in the state of Washington, the fixed accounts including the DCA fixed investment account are not offered as investment options. However, if the contract was issued without GRIP, then the five fixed accounts are offered as investment options.

GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at a growth factor, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the Monthly Income Factors described in the GRIP rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization and current annuity payment rates, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.

Income Base.  The Income Base is equal to (a) less (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

GRIP could only be elected at issue and, once elected, is irrevocable.

The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:


      - GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.



      - GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.


Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT & SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts.

If GRIP has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by Federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 7th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which GRIP fee (discussed further below), will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under the contract.

In order to comply with applicable Federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

GRIP Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Fee (the "GRIP" Fee). On or before the Maturity Date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

GRIP does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity payment factors. Therefore, GRIP should be regarded as a safety net. As described above under "Guaranteed Retirement Income Program," withdrawals will reduce GRIP.

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



      -     termination of the contract for any reason; or



      -     exercise of GRIP.


GUARANTEED RETIREMENT INCOME PROGRAM II. GRIP II was available in certain states for contracts issued between July 2, 2001 and May 5, 2003. GRIP II is no longer available for applications received on or after May 5, 2003 in states where Guaranteed Retirement Income Program III ("GRIP III") is available. GRIP II is available for new applications in states where GRIP III is not yet available.

GRIP II is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to Monthly Income Factors described in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II. o We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIP II monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.

EXERCISE OF GRIP II. Conditions of Exercise. GRIP II may be exercised subject to the following conditions:


      - GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.


Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

For contracts issued on and after January 27, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts.

If GRIP II has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP II.

Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below ) will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at monthly income factors (as stated in the GRIP II rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)

Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period

1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at the Monthly Income Factors (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

    CONTRACT
ANNIVERSARY AT                                                    ANNUAL
EXERCISE OF GRIP   ACCOUNT     INCOME      ANNUAL INCOME          INCOME
      II            VALUE       BASE     CURRENT   GUARANTEED    PROVIDED
----------------   --------   --------   -------   ----------     --------
     10            $ 90,000   $179,085   $ 8,575      $12,013      $12,013
     15            $105,000   $239,656   $11,000      $18,406      $18,406
     20            $120,000   $320,714   $13,738      $27,979      $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

    CONTRACT
 ANNIVERSARY AT                                                  ANNUAL
EXERCISE OF GRIP   ACCOUNT     INCOME      ANNUAL INCOME         INCOME
       II           VALUE       BASE     CURRENT   GUARANTEED   PROVIDED
----------------   --------   --------   -------   ----------   --------
           10      $ 90,000   $179,085    $7,009      $ 9,284    $ 9,284
           15      $105,000   $239,656    $8,618      $13,574    $13,574
           20      $120,000   $320,714   $10,195      $19,358    $19,358

EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain

    CONTRACT
 ANNIVERSARY AT                                                  ANNUAL
EXERCISE OF GRIP   ACCOUNT     INCOME       ANNUAL INCOME        INCOME
       II           VALUE       BASE     CURRENT   GUARANTEED   PROVIDED
----------------   --------   --------   -------   ----------   --------
           10      $ 90,000   $179,085   $ 7,268      $ 9,606   $ 9,606
           15      $105,000   $239,656   $ 9,374      $14,782   $14,782
           20      $120,000   $320,714   $12,038      $23,091   $23,091

TERMINATION OF GRIP II. GRIP II will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;


      -     the termination of the contract for any reason; or



      -     the exercise of GRIP II.


The Election Of GRIP II on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

                                      * * *

GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following five accumulation unit value tables:


      -     a table reflecting the fees for GEM,



      -     a table not reflecting the fees for GEM.



      -     a table for Ven 7/8 contracts (which are no longer being sold)



      -     a table for Ven 3 contracts (which are no longer being sold)



      -     a table for Ven 1 contracts (which are no longer being sold)


Please note GRIP, GRIP II, GRIP III, Principal Plus, T-PRO are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                      REPLACE PAGE WITH UNIT VALUE TABLES

                          [SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (formerly, the manufacturers Life Insurance Company (U.S.A.) Separate Account H
                                DATED MAY 1, 2005

Fixed Account Investment Options

                              All Venture Contracts

1 and 3-year Fixed Account Investment Options
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.

For contracts issued prior to october 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options

               Contracts (Other than ven 1, 3, 7 and 8 Contracts)

For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure Principal Program (sm) will not be available for these contracts.

For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.

                              Ven 7 and 8 contracts

On or after December 30, 2002, new purchase payments may not be allocated to the 6 -year fixed account investment option.

                          Supplement dated May 1, 2005

venture Supp 5/1/2005

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                                DATED MAY 1, 2005

Merrill Variable Funds
For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

Merrill Variable Funds is registered under the 1940 act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 act, with the exception of the Merrill Lynch Global Allocation V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Merrill Lynch Global Allocation V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of merrill variable funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.

Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund (formerly, the Merrill Lynch Developing Capital Markets Fund) discontinued operations and merged into the Merrill Lynch Global Allocation V. I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V. I. Fund.

                                      * * *

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

Please note the Merrill Variable Funds are not available for ERISA governed plans.

                         ACCUMULATION UNIT VALUE TABLES

The three unit value tables below reflect the highest and lowest combination of charges available under the current contract. the first table reflects the fees for GEM, while the second table does not reflect the fees for any optional benefits. The third unit value table below relates to prior contracts (ven 7, ven 8) and does not reflect the fees for any optional benefits since none were available to these contracts.

[Insert New Unit Value Tables Here 12-31-04]

                          Supplement dated May 1, 2005

Venture ML.Supp5/1/2005]

                              PROSPECTUSVERSION II
                                  "WEALTHMARK"

       Annuity Service Office                         Mailing Address
       601 CONGRESS Street                       Post Office Box 55230
 Boston, Massachusetts 02210-2805            Boston, Massachusetts 02205- 5230
 (617) 663-3000 or (800) 344-1029               WWW.JOHNHANCOCKANNUITIES.COM



                         Prospectus dated April 30, 2005
                                for interests in
        John Hancock Life Insurance Company (U.S.A.) Separate Account H*



                       Interests are made available under



                          WEALTHMARK VARIABLE ANNUITY



a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _________ variable investment options. There are two fixed investment options.



Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust-Emerging Markets Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund Inc.
Invesco VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Fixed Income Portfolio
Scudder Strategic Income Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth  Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value+Growth Portfolio
SVS Index 500 Portfolio
SVS Invesco Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner MidCap Growth Portfolio
Scudder Real Estate Securities Portfolio
Scudder Conservative Income Strategy Portfolio
Scudder Income & Growth Strategy Portfolio
Scudder Growth & Income Strategy Portfolio
Scudder Growth Strategy Portfolio
Scudder Templeton Foreign Value Portfolio
Scudder Mercury Large Cap Core Portfolio



Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Variable Account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We List the Table of Contents of the Statement of Additional Information On the Next Page.



Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Variable Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account H."

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the company." we use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (an individual Contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A Separate Account H (the "Variable Account").


                                TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS
    John Hancock USA......................................
    The Variable Account..................................
    The Portfolios........................................
    Advisers and Managers.................................
DESCRIPTION OF THE CONTRACT...............................
  Eligible Groups.........................................
  Accumulation Period Provisions..........................
    Purchase Payments.....................................
    Accumulation Units....................................
    Value of Accumulation Units...........................
    Net Investment Factor.................................
    Transfers Among Investment Options....................
    Maximum Number of Investment Options..................
    Telephone Transactions................................
    Special Transfer Services - Dollar Cost Averaging.....
    Asset Rebalancing Program.............................
    Withdrawals...........................................
    Special Withdrawal Services - The Income Plan.........
    Death Benefit During Accumulation Period..............
  Pay-out Period Provisions...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First Variable Annuity
    Payment...............................................
    Annuity Units and the Determination of Subsequent
     Variable Annuity Benefit Payments....................
    Transfers During Pay-out Period.......................
    Death Benefit During Pay-out Period...................
  Other Contract Provisions...............................
    Ten Day Right to Review...............................
    Ownership.............................................
    Annuitant.............................................
    Beneficiary...........................................
    Modification..........................................
    Our Approval..........................................
    Discontinuance of New Owners..........................
    Misstatement and Proof of Age, Sex or Survival........
  Fixed Account Investment Options........................
  Optional Benefits.......................................
    Guaranteed Retirement Income Benefit III..............
    Enhanced Earnings Death Benefit Rider.................
    Guaranteed Principal Plus.............................
    Accelerated Beneficiary Protection Death Benefit......
CHARGES AND DEDUCTIONS....................................
    Withdrawal Charges....................................
    Waiver of Applicable Withdrawal Charge - Confinement
    to Eligible Nursing Home..............................
    Reduction or Elimination of Withdrawal Charge.........
    Administration Fees...................................
    Reduction or Elimination of  Annual Administration Fee
    Mortality and Expense Risks Charge....................
    Taxes.................................................
  Expenses of Distributing the Contract...................
FEDERAL TAX MATTERS.......................................
  Introduction............................................
  Our Tax Status..........................................
  TAXATION OF ANNUITIES IN GENERAL........................
    Tax Deferral During Accumulation Period...............
    Taxation of Partial and Full Withdrawals..............
    Taxation of Annuity Benefit Payments..................
    Taxation of Death Benefit Proceeds....................
    Penalty Tax on Premature Distributions................
    Aggregation of Contracts..............................
  Qualified Retirement Plans..............................
    Loans.................................................
  Federal Income Tax Withholding..........................
GENERAL MATTERS...........................................

Asset Allocation Services.................................
Restrictions Under the Texas Optional  Retirement
Program...................................................
Distribution of Contracts.................................
Contract Owner Inquiries..................................
Confirmation Statements...................................
Legal Proceedings.........................................
Cancellation of Contract..................................
Voting Interest...........................................
Reinsurance Arrangements..................................
APPENDIX A:  Special Terms................................
APPENDIX B:  Examples of Calculation of  Withdrawal
Charge....................................................
APPENDIX C:  State Premium Taxes..........................
APPENDIX D:  Qualified Plan Types.........................
APPENDIX E:  Product Features Available for  Older
             Contracts....................................
APPENDIX U:  Tables of Accumulation Unit Values...........

THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION LISTS THE FOLLOWING SUBJECTS THAT IT COVERS:

GENERAL INFORMATION AND HISTORY..............................
ACCUMULATION UNIT VALUE TABLES...............................
SERVICES.....................................................
       INDEPENDENT AUDITORS..................................
       SERVICING AGENT.......................................
       PRINCIPAL UNDERWRITER.................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS....................


Wealthmark Pros 5/200

                                    SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, the contract owner ("you"), make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this product. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the portfolio prospectuses. The portion of your contract value in the Variable Account and monthly variable annuity payments will reflect the investment performance of the sub-accounts selected.

Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options, you may transfer your contract values among the Variable Account investment options (except as noted below) and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


OPTIONAL BENEFITS. Guaranteed Retirement Income Benefit III. ("GRIB III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in GRIB III. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB III. If GRIB III is exercised and the annuity benefit payments available under the contract are greater than the monthly payment provided by GRIB III, we will pay the monthly annuity payment available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB III is available for new applications received on or after May 5, 2003, subject to state approval. GRIB III is not available in all states and cannot be elected if ABP or GPP are elected. For applications received on or after June 1, 2004, GRIB III is no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase. Election of GRIB III is irrevocable. For more information on GRIB
III, please refer to the Optional Benefits Section of the prospectus.



Guaranteed Retirement Income Benefit III. ("GRIB II") is Available for New Applications in States Where GRIB III is Not Yet Available. For Applications Received On or After June 1, 2004, GRIB III is No Longer Available for Purchase in Any State Where the Optional Guaranteed Principal Plus Rider is Available for Purchase. for Applications Received On or After June 28, 2004, GRIB II is No Longer Available for Purchase for Contracts Issued in Minnesota or Oregon. Please See Appendix E for a Description of

GRIB II. for Information On Guaranteed Retirement Income Benefits On Contracts Issued Prior to the Date of This Prospectus, Please Refer to Appendix E.

Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider ("EER") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER subject to a maximum amount. The EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For EER we impose an annual fee of 0.20%. EER is not available in all states and cannot be elected if the ABP rider has been elected.

Guaranteed Principal Plus. Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:


      -     GPP is available for sale in the state where the contract is sold;

      -     you have not selected the ABP or a GRIB;

      - your entire contract value is invested in accordance with the investment options available with GPP;

      -     your contract is not issued as a Tax Sheltered Annuity, described in
            Section 403(b) of the Code; and

      - the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of GPP is irrevocable. GPP guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)

If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for GPP (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of GPP, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."

Accelerated Beneficiary Protection Death Benefit. The Accelerated Beneficiary Protection Death Benefit ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. You may elect ABP at the time the contract is issued, provided:


      -     ABP is available for sale in the state where the contract is sold;

      -     the oldest owner has not yet attained age 71; and

      - none of the following optional riders have been elected: GRIB III or GRIB II, EER, or GPP.


An additional fee of 0.50% (as a percentage of the ABP Death Benefit) is imposed for ABP. Election of ABP is irrevocable. If ABP is elected, the death benefit paid under APB replaces any death benefit paid under the terms of the contract. The amount of the death benefit under ABP is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:


      -     the contract value;

      -     the return of Purchase Payments Death Benefit factor;

      -     the Annual Step Death Benefit factor; or

      -     the Graded Death Benefit factor.


The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. For a full description of ABP, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income benefits.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Prospectuses of the Portfolio.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

DEFERRED SALES LOAD (withdrawal charge        NUMBER OF COMPLETE YEARS        WITHDRAWAL CHARGE
as percentage of purchase payments)         PURCHASE PAYMENT IN CONTRACT         PERCENTAGE
--------------------------------------      ----------------------------      -----------------
                                                       0                              6%
                                                       1                              6%
                                                       2                              5%
                                                       3                              5%
                                                       4                              4%
                                                       5                              3%
                                                       6                              2%
                                                       7+                             0%
ANNUAL CONTRACT FEE                                              $30 (A)

TRANSFER FEE
           Guaranteed Fee                                        $25 (B)
           Current Fee                                           $ 0 (B)

(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                       SEPARATE ACCOUNT ANNUAL EXPENSES (A)
                       ------------------------------------
Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.40%

Fee for optional EER                                                                        0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH EER FEE)                                       1.60%

             FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE
             -------------------------------------------------------
GRIB III Fee (as a percentage of the Income Base)                                           0.50%(B)
GPP Fee (as a percentage of the Adjusted GWB)                                               0.30%(C)
(current charge)
GPP Fee (as a percentage of the Adjusted GWB)                                               0.75%(C)
(maximum charge)
ABP Fee (as a percentage of the ABP Death Benefit)                                          0.50%(D)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) If GRIB III is elected, this fee is deducted on each contract anniversary. GRIB II is available for new applications in states where GRIB III is not yet available. The GRIB II fee is 0.45% of the Income Base

(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

(D) The charge is deducted on an annual basis from the contract value.

                          [TO BE UPDATED BY AMENDMENT]


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                     MINIMUM(B)  MAXIMUM
---------------------------------------------------------------  --------    -------
Range of expenses that are deducted from fund assets, including management fees, Rule 12b-1 fees, and other expenses



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be __% and __% respectively. Expense reimbursements may be terminated at any time.



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                 TOTAL
            MANAGEMENT   RULE 12B-1     OTHER    ANNUAL
PORTFOLIO      FEES         FEES      EXPENSES  EXPENSES
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------

                                                 TOTAL
            MANAGEMENT   RULE 12B-1     OTHER    ANNUAL
PORTFOLIO      FEES         FEES      EXPENSES  EXPENSES
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------
---------   ----------   ----------   --------  --------



EXAMPLES



The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.



The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Contract with optional riders:



                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:



The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Contract with no optional riders:



                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:



For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.



LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.



GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS



John Hancock USA


We are an indirect subsidiary of MFC.


We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.



The Manufacturers Life Insurance Company and John Hancock USA have received the following ratings from independent rating agencies:


      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is One of Our Separate Accounts That Invests the Contract Values You Allocate to It in the Portfolio(s) You Select.


The Variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into John Hancock USA. As a result of this merger, John Hancock USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.


The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.



The Portfolios are mutual funds in which the Variable Account invests.



THE PORTFOLIOS



The Separate Account currently invests in the shares of the following open-end management investment companies:



      -     The Alger American Fund



      -     Credit Suisse Trust



      -     Dreyfus Investment Portfolios



      -     The Dreyfus Socially Responsible Growth Fund, Inc.



      -     INVESCO Variable Investment Funds, Inc.



      -     Scudder Variable Series I



      -     Scudder Variable Series II



      -     Scudder VIT Funds Trust



The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.



We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.



The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.



The Portfolios are summarized below:



                    THE ALGER AMERICAN FUND (CLASS S SHARES).


                                       11

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The ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation.

The ALGER AMERICAN LEVERAGED ALLCAP Portfolio seeks long-term capital appreciation.

                               CREDIT SUISSE TRUST

The CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing in equity securities of emerging markets.

The CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

                  DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

The DREYFUS I.P. MIDCAP STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

The DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO VIF-UTILITIES FUND PORTFOLIO seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

                   SCUDDER VARIABLE SERIES I (CLASS B SHARES)

The SCUDDER 21ST CENTURY GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

The SCUDDER CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.

The SCUDDER GLOBAL DISCOVERY PORTFOLIO seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

The SCUDDER GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital, current income and growth of income.

The SCUDDER HEALTH SCIENCES PORTFOLIO seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

The SCUDDER INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                   SCUDDER VARIABLE SERIES II (CLASS B SHARES)

The SCUDDER AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation through the use of aggressive investment techniques.

The SCUDDER BLUE CHIP PORTFOLIO seeks growth of capital and income.

The SCUDDER LARGE CAP VALUE PORTFOLIO seeks to achieve a high rate of total return.

The SCUDDER GLOBAL BLUE CHIP PORTFOLIO seeks long-term capital growth.

The SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.

The SCUDDER GROWTH PORTFOLIO seeks maximum appreciation of capital.

The SCUDDER HIGH INCOME PORTFOLIO (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

The SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO seeks capital appreciation.

The SCUDDER FIXED INCOME PORTFOLIO (Formerly, Scudder Investment Grade Bond Portfolio) seeks high current income.

The SCUDDER STRATEGIC INCOME PORTFOLIO seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.

The SCUDDER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal.

The SCUDDER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

The SCUDDER TECHNOLOGY GROWTH PORTFOLIO seeks growth of capital.

The SCUDDER TOTAL RETURN PORTFOLIO seeks high total return, a combination of income and capital appreciation.

The SVS DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital.

The SVS DREMAN FINANCIAL SERVICES PORTFOLIO seeks long-term capital appreciation.

The SVS DREMAN HIGH RETURN EQUITY PORTFOLIO seeks to achieve a high rate of total return.

The SVS DREMAN SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO seeks growth through long-term capital appreciation.

The SVS FOCUS VALUE+GROWTH PORTFOLIO seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The SVS INDEX 500 PORTFOLIO seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

The SVS INVESCO DYNAMIC GROWTH PORTFOLIO seeks long-term capital growth.

The SVS JANUS GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

The SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

The SVS MFS STRATEGIC VALUE PORTFOLIO seeks capital appreciation.

The SVS OAK STRATEGIC EQUITY PORTFOLIO seeks long-term capital growth.

The SVS TURNER MIDCAP GROWTH PORTFOLIO seeks capital appreciation.

THE SCUDDER TEMPLETON FOREIGN VALUE seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies outside the u.i., including emerging markets.

The SCUDDER MERCURY LARGE CAP CORE seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S.

Each of the following portfolios are funds of funds which invest in other Scudder portfolios:

The SCUDDER CONSERVATIVE INCOME STRATEGY seeks current income and, as a secondary objective, long-term growth of capital.

The SCUDDER INCOME & GROWTH STRATEGY seeks a balance of current income and long-term growth of capital with an emphasis on current income.

The SCUDDER GROWTH & INCOME STRATEGY seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital.

The SCUDDER GROWTH STRATEGY seeks long-term growth of capital.

                             SCUDDER VIT FUNDS TRUST

The SCUDDER REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital appreciation and current income by investing primarily in real estate securities.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses.


"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.


ADVISERS AND MANAGERS.

Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the servies rendered or the cost savings resulting from the arrangement.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio, is contained in the Portfolio prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote shares.

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS


The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors, LLC, ("JHD LLC") (formerly Manulife Financial Securities, LLC the principal underwriter of the contracts.


An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS


Purchase Payments



Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.



Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:



      - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement and prior to manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.



      - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.



      - You and your spouse each purchase at least one new contract and the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.



      - You purchase a contract that will be used within manulife's individual 401(k) program.



      - You purchase a new ira contract for a new participant added under your simplified employee pension plan AND the plan is currently invested in one or more ira contracts issued by manulife.



      - You purchase multiple contracts issued in conjunction with a written retirement savings plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.


If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

SECURE YOUR FUTURE PROGRAM (SM). In addition, you have the option to participate in our Secure Your Future Program (sm). Under the Secure Your Future Program
(sm) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Your Future Program (sm) and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be
                                       17
credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

                  the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus[;]
                  the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.




TRANSFERS AMONG INVESTMENT OPTIONS


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options , SUBJECT TO THE RESTRICTIONS SET FORTH BELOW.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.



Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity] since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the variable account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. under the current procedures of the variable account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the new york stock exchange (usually 4 p.m.) as a single transfer. we do not count: (a) scheduled transfers made pursuant to our dollar cost averaging program or our asset rebalancing program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "transfers during pay-out period" section of this prospectus). under the variable account's policy and procedures, contract owners may transfer to a money market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. if such a transfer to a money market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that money market investment option to another variable account investment option may be made. we apply the variable account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading , including, but not limited to:


      restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. we also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

Telephone Transactions

Telephone transfers and withdrawals are permitted.


You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.



Special Transfer Services - Dollar Cost Averaging

Dollar Cost Averaging and Asset Rebalancing programs are available.


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

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When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing an appropriate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX D - "QUALIFIED PLAN TYPES").

Special Withdrawal Services - The Income Plan

Systematic "Income Plan" withdrawals are available.


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.


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DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

In General. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit.


If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:

      (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

      (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.

For contracts issued prior to the date of this prospectus, please refer to Appendix E.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death and all required claim forms.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse , the death benefit (excluding any optional benefits) paid upon the first owner's death will be treated as a purchase payment to the contract . In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.


Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional rider.


If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract (contract value) must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

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Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

Annuity benefit payments may be paid in several ways.

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturi-ty date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

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      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

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ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT
PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

Ten Day Right to Review

You have a ten-day right to cancel your contract.


You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


(Applicable to Residents of California Only)



Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. if you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.



Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.


OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

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MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

(Not Available in the State of Washington)

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.

Florida, Maryland, Oregon and Washington. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investments accounts are not available.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

A market value charge may apply to certain transactions.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A -   The guaranteed interest rate on the investment account.

      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX D - "QUALIFIED PLAN TYPES"

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS


For applications received on or after June 1, 2004, the Guaranteed Retirement Income Benefit III ("GRIB III") and Guaranteed Retirement Income Benefit II ("GRIB II") are no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase.


GUARANTEED RETIREMENT INCOME BENEFIT III.


Applications received on or after May 5, 2003 may be issued with an optional GRIB III if you elect GRIB III and if GRIB III is available for sale in the state where the contract is sold. For applications received on or after June 1, 2004, GRIB III is no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase. Election of GRIB III may only be made at issue, is irrevocable, and GRIB III may only be terminated as described below. The contract may not be issued with GRIP III if either the optional GPP rider or the optional ABP rider is elected.



Guaranteed Retirement Income Benefit II .GRIB II is available for new applications in states where GRIB III is not yet available. For applications received on or after June 1, 2004, GRIB II is no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase. For applications received on or after June 28, 2004, GRIB II is no longer available for purchase for contracts issued in Minnesota or Oregon. Please see Appendix E for a description of GRIB II. For information on Guaranteed Retirement Income Benefits on contracts issued prior to the date of this prospectus, please refer to Appendix E.


GRIB III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIB III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB III. If GRIB III is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB III, we will pay the monthly annuity benefit payments available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base   The Income Base upon which the amount of GRIB III annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
 (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.


An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where:



      (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and,


      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB III.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIB III monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.

EXERCISE OF GRIB III. Conditions of Exercise. GRIB III may be exercised subject to the following conditions:


      - GRIB III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - GRIB III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.


Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. If GRIB III has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

If GRIB III has been elected, the use of GRIB III is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB III is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB III.

Hence, you should consider that since (a) GRIB III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB III is irrevocable, there can be circumstances under a qualified plan in which a GRIB III fee (discussed further below) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIB III, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIB III, actual income will be based on the greater of (i) your GRIB III Income Base at Monthly Income Factors (as stated in the GRIB III rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)

Illustrated below are the income amounts provided by GRIB III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuity payment rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIB III Income Base applied to Monthly Income Factors (as stated in the GRIB III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

  CONTRACT
ANNIVERSARY AT                         ANNUAL INCOME       ANNUAL
 EXERCISE OF     ACCOUNT   INCOME    -------------------   INCOME
  GRIB III        VALUE     BASE     CURRENT  GUARANTEED  PROVIDED
--------------  --------  --------   -------  ----------  --------
     10         $ 90,000  $162,889   $ 8,575    $ 9,676    $ 9,676

     15         $105,000  $207,893   $11,000    $14,095    $14,095

     20         $120,000  $265,330   $13,738    $20,059    $20,059

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain

  CONTRACT
ANNIVERSARY AT                          ANNUAL INCOME      ANNUAL
 EXERCISE OF     ACCOUNT   INCOME    -------------------   INCOME
  GRIB III        VALUE     BASE     CURRENT  GUARANTEED  PROVIDED
--------------  --------  --------   -------  ----------  --------
     10         $ 90,000  $162,889   $ 7,268    $ 7,975    $ 7,975

     15         $105,000  $207,893   $ 9,374    $11,501    $11,501

     20         $120,000  $265,330   $12,038    $16,429    $16,429

TERMINATION OF GRIB III. GRIB III will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



      -     the termination of the contract for any reason; or



      -     the exercise of GRIB III.


The election of GRIB III on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIB III FEE. The risk assumed by us associated with GRIB III is that annuity benefits payable under GRIB III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB III fee (the "GRIB III Fee"). On or before the maturity date, the GRIB III Fee is deducted on each contract anniversary. The amount of the GRIB III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIB III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB III Fee will not be deducted during the annuity period. For purposes of determining the GRIB III Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

GRIB III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity payment factors. Therefore, GRIB III should be regarded as a safety net. as described above under "income base," withdrawals will reduce the grib iii benefit.

                                      * * *

ENHANCED EARNINGS DEATH BENEFIT RIDER.

Contracts may be issued with an Enhanced Earnings Death Benefit Rider Rider ("EER") if you elect EER and if EER is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of EER may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for EER of 0.20%. A contract may not be issued with EER if the optional ABP rider is elected.

Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the EER benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the death benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.


TERMINATION OF EER. EER will terminate upon the earliest to occur of:


      -     the date the contract terminates,


      -     the maturity date; or



      -     the date on which the EER benefit is paid.



As noted in the paragraph above, however, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including EER) as the new owner.


THE ELECTION OF EER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

EER FEE. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for EER.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                                      * * *

GUARANTEED PRINCIPAL PLUS

Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:

      -     GPP is available for sale in the state where the contract is sold;

      -     you have not selected the ABP rider or a GRIB rider;

      - your entire contract value is invested in accordance with the investment options available with Guaranteed Principal Plus;


      - the oldest owner has not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. (See "GPP Fee" below).

The addition of GPP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, GPP contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of GPP, especially at older ages.

Prior to discussing how GPP works, it is important for you to understand the following definitions:

Guaranteed Withdrawal   The total amount available for future periodic withdrawals
      Balance           under GPP
      "GWB"             The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal   The amount guaranteed to be available each
      Amount            contract year for withdrawal under GPP until the GWB is
      "GWA"             depleted.
                        The initial GWA is equal to 5% of the initial GWB.

GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under GPP will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

Since the benefit of GPP is accessed through withdrawals, the purchase of GPP may not be appropriate for owners whose primary objective is to take maximum advantage of the tax deferral aspect of the contract. Prior to electing GPP, please consult with your tax and financial advisors on this matter, as well as other tax matters associated with GPP.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:


      -     exceed $100,000 or



      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.


For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing

GPP. For all contracts, notwithstanding the above, we reserve the right to refuse to accept additional purchase payments at any time after the first Contract Anniversary.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:


      -     the contract value immediately after the withdrawal; or



      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.


The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:


      -     the GWA immediately prior to the purchase payment; or



      -     the lesser of:



            -     5% of the GWB immediately after the purchase payment; or



            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.


As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

      -     the GWA immediately prior to the Bonus; or

      -     5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

      -     the GWA immediately prior to the Step-Up of the GWB; or

      -     5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

      -     the GWA immediately prior to the withdrawal; or

      -     5% of the greater of:

            -     the contract value immediately after the withdrawal; or

            -     the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

      -     are paid to the owner:

            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

We reserve the right to make any changes necessary to comply with the Code and Treasury Regulations.

The Life Expectancy Amount calculation provided under GPP is based on the Company's understanding and interpretation of the requirements under tax law as of March 1, 2004 applicable to pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount Calculation provided under GPP may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing GPP.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate GPP. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS. Effective August 16, 2004 the following portfolios were added as available investment options for applications that elect GPP rider and for existing contracts that elected the GPP rider. (Effective June 1, 2004, the Scudder Money Market Portfolio was also added as an available investment option):


      Scudder Conservative Income Strategy
      Scudder Income & Growth Strategy
      Scudder Growth & Income Strategy
      Scudder Growth Strategy
      (Together with the Scudder Money Market Portfolio, referred to as the "Portfolios")

All investment options may not be available through all distribution partners.


For applications received on or after August 16, 2004, that elect the optional GPP rider, during the entire period GPP is in effect, 100% Of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (If available) to dollar cost average from the DCA fixed account investment option Or the Money Market portfolio to the Portfolios.


Effective August 16, 2004, none of the Model Allocations listed below are available for transfers or purchase payments. For contracts issued prior to August 16, 2004:

      - You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the portfolios provided 100% of your contract value is transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such model allocation.

      - If you are currently participating in our dca program (by transferring from the DCA fixed account investment option into your particular Model Allocation), such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the Portfolios provided 100% of such monies are transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

You should consult with your financial advisor to assist you in determining which Portfolios available with GPP are best suited for your financial needs and risk tolerance.

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein.


Model Allocations. The following eight Model Allocations are available with GPP FOR CONTRACT ISSUED PRIOR TO AUGUST 16, 2004 AS DESCRIBED ABOVE. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.


                                      PERCENTAGE OF
       MODEL ALLOCATION NAME           ALLOCATION       PORTFOLIO NAME
       ---------------------          -------------     --------------
SCUDDER CONSERVATIVE INCOME STRATEGY     64.00%       Scudder Fixed Income

                                          5.00%       Scudder High Income

                                          5.00%       Scudder Strategic Income

                                          3.00%       Scudder International

                                          3.00%       SVS Eagle Focused Large Cap Growth

                                          3.00%       SVS Janus Growth And Income

                                          3.00%       SVS MFS Strategic Value

                                  PERCENTAGE OF
       MODEL ALLOCATION NAME       ALLOCATION       PORTFOLIO NAME
       ---------------------      -------------     --------------
                                      2.00%       Scudder Blue Chip

                                      2.00%       Scudder Growth And Income

                                      2.00%       Scudder Real Estate Securities

                                      1.00%       Scudder Large Cap Value

                                      1.00%       Scudder Global Discovery

                                      1.00%       Scudder Growth

                                      1.00%       Scudder International Select Equity

                                      1.00%       Scudder Small Cap Growth

                                      1.00%       SVS Davis Venture Value

                                      1.00%       SVS Dreman High Return Equity

                                      1.00%       SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY              14.00%       Scudder International

                                     13.00%       SVS MFS Strategic Value

                                     11.00%       Scudder Fixed Income

                                     10.00%       SVS Eagle Focused Large Cap Growth

                                      8.00%       SVS Davis Venture Value

                                      6.00%       Scudder Growth And Income

                                      5.00%       Scudder Blue Chip

                                      5.00%       SVS Janus Growth And Income

                                      4.00%       Scudder Growth

                                      4.00%       Scudder Real Estate Securities

                                      3.00%       Scudder Large Cap Value

                                      3.00%       SVS Dreman High Return Equity

                                      3.00%       SVS Dreman Small Cap Value

                                      3.00%       SVS Oak Strategic Equity

                                      2.00%       Scudder Global Discovery

                                      2.00%       Scudder International Select Equity

                                      2.00%       Scudder Small Cap Growth

                                      1.00%       Scudder High Income

                                      1.00%       Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY     32.00%       Scudder Fixed Income

                                      9.00%       Scudder International

                                      9.00%       SVS MFS Strategic Value

                                      7.00%       SVS Eagle Focused Large Cap Growth

                                      4.00%       Scudder Blue Chip

                                      4.00%       Scudder Growth And Income

                                      4.00%       SVS Davis Venture Value

                                      4.00%       SVS Janus Growth And Income

                                      3.00%       Scudder Large Cap Value

                                      3.00%       Scudder Growth

                                      3.00%       Scudder High Income

                                      3.00%       Scudder Real Estate Securities

                                      3.00%       SVS Oak Strategic Equity

                                      2.00%       Scudder Global Discovery

                                      2.00%       Scudder International Select Equity

                                      2.00%       Scudder Small Cap Growth

                                      2.00%       Scudder Strategic Income

                                      2.00%       SVS Dreman High Return Equity

                                      2.00%       SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY     46.00%       Scudder Fixed Income

                                      7.00%       SVS MFS Strategic Value

                                      6.00%       Scudder International

                                      6.00%       SVS Eagle Focused Large Cap Growth

                                  PERCENTAGE OF
       MODEL ALLOCATION NAME       ALLOCATION       PORTFOLIO NAME
       ---------------------      -------------     --------------
                                      4.00%       Scudder High Income

                                      4.00%       SVS Janus Growth And Income

                                      3.00%       Scudder Blue Chip

                                      3.00%       Scudder Growth And Income

                                      3.00%       Scudder Strategic Income

                                      3.00%       SVS Davis Venture Value

                                      2.00%       Scudder Large Cap Value

                                      2.00%       Scudder Global Discovery

                                      2.00%       Scudder Growth

                                      2.00%       Scudder International Select Equity

                                      2.00%       Scudder Real Estate Securities

                                      2.00%       SVS Dreman High Return Equity

                                      2.00%       SVS Dreman Small Cap Value

                                      1.00%       Scudder Small Cap Growth

GROWTH FOCUS                         40.00%       Scudder Fixed Income

                                     15.00%       Scudder Capital Growth

                                     15.00%       SVS Eagle Focused Large Cap Growth

                                     15.00%       SVS Janus Growth And Income

                                     15.00%       SVS Oak Strategic Equity

SECTOR FOCUS                         40.00%       Scudder Fixed Income

                                     15.00%       Scudder Health Sciences

                                     15.00%       Scudder Real Estate Securities

                                     15.00%       Scudder Technology Growth

                                     15.00%       SVS Dreman Finanical Services

US ALL-CAPITALIZATION                40.00%       Scudder Fixed Income

                                     15.00%       Scudder Capital Growth

                                     15.00%       Scudder Small Cap Growth

                                     15.00%       SVS MFS Strategic Value

                                     15.00%       SVS Turner Mid Cap Growth

VALUE FOCUS                          40.00%       Scudder Fixed Income

                                     15.00%       Scudder Large Cap Value

                                     15.00%       SVS Davis Venture Value

                                     15.00%       SVS Dreman High Return Equity

                                     15.00%       SVS MFS Strategic Value

If you select one of the Model Allocations available with GPP there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For More Information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this Prospectus as well as the Portfolios' Prospectuses. The Portfolios' Prospectuses should be read carefully before investing.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:

      -     depletion of the GWB;

      -     the Maturity Date;

      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      -     depletion of the contract value, unless GPP is in its Settlement
            Phase; or

      -     termination of the contract.

GPP FEE. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.

We reserve the right to increase the GPP fee on the effective date of each Step-Up. In such a situation, the GPP fee will never exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                      GWB ON
               PURCHASE          WITHDRAWAL          CONTRACT
CONTRACT YEAR  PAYMENTS   GWA      TAKEN     BONUS  ANNIVERSARY
-------------  --------   ---    ----------  -----  ------------
  At issue     100,000                               100,000
     1               0   5,000     5,000       0      95,000

     2               0   5,000     5,000       0      90,000

     3               0   5,000     5,000       0      85,000

     4               0   5,000     5,000       0      80,000

     5               0   5,000     5,000       0      75,000

    10               0   5,000     5,000       0      50,000

    20               0   5,000     5,000       0        0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                         GWA AFTER                       GWB ON
               PURCHASE  PURCHASE   WITHDRAWAL          CONTRACT
CONTRACT YEAR  PAYMENTS   PAYMENT     TAKEN     BONUS  ANNIVERSARY
-------------  --------  ---------  ----------  -----  ------------
 At issue      100,000                                   100,000
     1               0      5,000          0    5,000    105,000

     2          10,000      5,750          0    5,500    120,500

     3               0      6,025      6,025        0    114,475

     4               0      6,025          0    5,500    119,975

     5               0      6,025          0    5,500    125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                 HYPOTHETICAL
                                                  CONTRACT
                          GWA AFTER               VALUE ON               GWB ON
                PURCHASE  PURCHASE   WITHDRAWAL   CONTRACT               CONTRACT
CONTRACT YEAR   PAYMENTS  PAYMENT      TAKEN     ANNIVERSARY    BONUS  ANNIVERSARY
-------------   --------  ---------  ----------  ------------   -----  -----------
   At issue     100,000                                                 100,000

      1               0    5,000      5,000       101,700        0       95,000

      2               0    5,000      5,000       103,534        0       90,000

      3               0    5,000      5,000       105,511        0      105,781(A)

      4               0    5,289      5,289        94,629        0      100,492

      5               0    5,289     10,000        79,596        0       79,898(A)

(A) Steps-Up or resets to contract value before the GPP fee is deducted

                                      * * *

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT

The Accelerated Beneficiary Protection Death Benefit ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. You may elect ABP at the time the contract is issued, provided:

      -     ABP is available for sale in the state where the contract is sold;

      -     the oldest owner has not yet attained age 71; and

      - none of the following optional riders have been elected: GRIB III or GRIB II, EER, or Principal Plus.

We reserve the right to accept or reject an owner's selection of ABP at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue ABP on multiple contracts involving the same individual(s).

Once ABP is elected, it is irrevocable. If ABP is elected, the death benefit paid under ABP replaces any death benefit paid under the terms of the contract. ABP has an additional annual fee of 0.50% (as a percentage of the ABP Death Benefit). (See "ABP Fee" below.) Once ABP is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

The addition of ABP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by ABP have age caps and limitations that limit the benefits provided by ABP at certain ages and values. These caps and limitations should be considered when determining the suitability of ABP, especially at older ages or for larger payments.

The death benefit paid under ABP ("ABP Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the ABP Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

      -     the contract value;

      -     the Return of Purchase Payments Death Benefit Factor;

      -     the Annual Step Death Benefit Factor; or

      -     the Graded Death Benefit Factor.

We may offer other optional riders whose benefits and the names of such benefits are similar to the ABP Death Benefit Factors referenced above. It should be noted that these other optional riders are separate and distinct from the ABP Death Benefit Factors referenced above, they contain separate optional rider charges and their benefits and limitations may be different.

If there is any Debt, the ABP Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the ABP Death Benefit is not taken in one sum immediately, the contract and the ABP rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second ABP Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second ABP Death Benefit, payable upon the death of the surviving spouse:

      - The ABP Death Benefit paid upon the first owner's death ("first ABP Death Benefit") is not treated as a purchase payment to the contract.

      - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first ABP Death Benefit was paid, the Earnings Basis is reset to equal the first ABP Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first ABP Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first ABP Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first ABP Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the ABP Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the ABP Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the ABP rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the ABP Death Benefit is determined is equal to $175,000:

      -     Earnings Basis is equal to 150% of $100,000 or $150,000.

      - Earnings is equal to $175,000 minus $150,000 or $25,000. Note that for purposes of ABP, earnings are always less than the excess of account value over payments. In this example, they are less than $75,000 (or $175,000 minus $100,000).

      - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the ABP Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the ABP rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the ABP Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

      1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

NUMBER OF COMPLETE YEARS PAYMENT
     HAS BEEN IN CONTRACT         PAYMENT MULTIPLIER(A)
--------------------------------  ---------------------
            0                            100%

            1                            110%

            2                            120%

            3                            130%

            4                            140%

            5+                           150%

            (A) If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for purchase payments made on or after the oldest owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

      2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by ABP are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the ABP Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

                                                          ENHANCED
DEATH OCCURS                              ANNUAL STEP     EARNINGS
   WITHIN      CONTRACT   GRADED DEATH   DEATH BENEFIT  DEATH BENEFIT  ABP DEATH
CONTRACT YEAR   VALUE    BENEFIT FACTOR     FACTOR        FACTOR        BENEFIT
-------------  --------  --------------  -------------  -------------  ---------
     2          98,750      110,000         100,000             0        110,000

     4         100,970      130,000         100,970             0        130,000

     6         140,600      150,000         140,600             0        150,000

    10         174,700      150,000         174,700        12,350        187,050

    14         140,100      150,000         174,700             0        174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the ABP rider is chosen.

We reserve the right to restrict investment options at any time. We will notify the owner in writing at least 30 days prior to restricting an investment option. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF ABP. The owner may not terminate ABP. However, ABP will terminate automatically upon the earliest of:

      -     the date the contract terminates;

      -     the Maturity Date; or

      - the later of the date on which the ABP Death Benefit is paid, or the date on which the second ABP Death Benefit is paid, if the contract and ABP are continued by the surviving spouse after the death of the original owner.

ABP FEE. Prior to termination of the ABP rider, on each Contract Anniversary, the ABP fee is calculated by multiplying 0.50% by the ABP Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the ABP fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the ABP fee from the amount paid upon withdrawal. The ABP fee will be determined based on the ABP Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the ABP fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the ABD Rider) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS     WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT      PERCENTAGE
----------------------------   -----------------
             0                         6%

             1                         6%

             2                         5%

             3                         5%

             4                         4%

             5                         3%

             6                         2%

             7+                        0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

      - the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;

      -     the confinement began at least one year after the contract date;

      -     confinement was prescribed by an "physician";

      - both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;

      - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Portfolios or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks, assuming no optional benefits are elected.

Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

      - The size and type of group to which administrative services are to be provided will be considered.

      - The total amount of purchase payments to be received will be considered.

      - There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

If after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officers, directors, trustees or employee, or relative thereof, of us, Manulife, the Portfolios or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT


STANDARD COMPENSATION. Manulife Financial Securities, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 7.00% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

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This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, we make no guarantee regarding any tax treatment -- Federal, state, or local -- of any contract or of any transaction involving a contract.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.


Taxation of Annuities In General


TAX DEFERRAL DURING ACCUMULATION PERIOD


Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.



Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:


      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

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DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for
Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

Taxation of Annuity Benefit Payments


A portion of each annuity payment is usually taxable as ordinary income.



Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

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

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% IRS penalty tax.

There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); o made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB II or GRIB III in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to the your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIB benefit or the Guaranteed Principal Plus Rider, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS. If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain

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

distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some distributions for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

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ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate and in addition to fees paid under the contracts.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


Distribution of Contracts


We pay broker-dealers to sell the contracts.


JHD LLC, a Delaware limited liability company that we control, is the principal underwriter of the contracts. JHD LLC, located at 601 CONGRESS ST, Boston, Massachusetts 02210, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD
LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income benefits.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by the Company.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55066, Boston Massachusetts 02205-8226.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTRACT DATE: In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death benefits will be paid within 7days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT: All the assets of the Company other than assets in separate accounts.

GROUP HOLDER: In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT: An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES: Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER "YOU": In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT: An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES: Certificates issued under qualified contracts.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(s): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                       WITHDRAWAL CHARGE
CONTRACT   HYPOTHETICAL   FREE WITHDRAWAL   PAYMENTS   -----------------
 YEAR     CONTRACT VALUE      AMOUNT       LIQUIDATED  PERCENT   AMOUNT
--------  --------------  ---------------  ----------  -------   ------
   2          55,000          5,000(A)       50,000      6%       3,000

   4          50,500          5,000(B)       45,500      5%       2,275

   6          60,000         10,000(C)       50,000      3%       1,500

   7          35,000          5,000(D)       45,000      2%         900

   8          70,000         20,000(E)       50,000      0%           0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.

----------
(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                  WITHDRAWAL CHARGE
 HYPOTHETICAL   PARTIAL WITHDRAWAL  FREE WITHDRAWAL   PAYMENTS    -----------------
CONTRACT VALUE      REQUESTED           AMOUNT       LIQUIDATED    PERCENT  AMOUNT
--------------  ------------------  ---------------  ----------   --------  ------
    65,000            2,000             15,000(A)          0         5%        0

    49,000            5,000              3,000(B)      2,000         5%      100

    52,000            7,000              4,000(C)      3,000         5%      150

    44,000            8,000                  0(D)      8,000         5%      400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                TAX RATE
                --------------------------------------------
   STATE        QUALIFIED CONTRACTS  NON-QUALIFIED CONTRACTS
--------------  -------------------  -----------------------
California             0.50%               2.35%

Maine                  0.00%               2.00%

Nevada                 0.00%               3.50%

Puerto Rico            1.00%               1.00%

South Dakota(A)        0.00%               1.25%

West Virginia          1.00%               1.00%

Wyoming                0.00%               1.00%

----------
(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                        APPENDIX D: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX E: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS

DEATH BENEFITS. Amount of Death Benefit. The Minimum Death Benefit may exceed $10 million:

      - for contracts issued in Hawaii, Massachusetts, Minnesota, and Vermont,

      - for contracts issued prior to July 25, 2003 in Illinois and Pennsylvania, and

      -     for contract issued prior to June 2, 2003 in all other states.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated.

OPTIONAL BENEFITS.


GUARANTEED RETIREMENT INCOME BENEFIT II Guaranteed Retirement Income Benefit II ("GRIB II") was available in certain states for contracts issued prior to May 5, 2003. GRIB II is no longer available for applications received on or after May 5, 2003 in states where Guaranteed Retirement Income Benefit III ("GRIB III") is available. GRIB II is available for new applications in states where GRIB III is not yet available. For applications received on or after June 1, 2004, GRIB II is no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase. For applications received on or after June 28, 2004, GRIB II is no longer available for purchase for contracts issued in Minnesota or Oregon. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.


GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB II. If GRIB II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base The Income Base upon which the amount of GRIB II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIB II Monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.

EXERCISE OF GRIB II. Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

      - GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      - GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

For contracts issued on and after May 5, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. If GRIB II has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB II.

Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which a GRIB II fee (discussed further below) will be imposed, even though GRIB II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at Monthly Income Factors (as stated in the GRIB II rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)

Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period

1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

   CONTRACT
 ANNIVERSARY AT                            ANNUAL INCOME       ANNUAL
EXERCISE OF GRIB    ACCOUNT    INCOME   --------------------   INCOME
      II            VALUE      BASE     CURRENT   GUARANTEED   PROVIDED
----------------  ---------  ---------  --------  ----------  ---------
      10          $ 90,000    $179,085   $ 8,575    $12,013     $12,013

      15          $105,000    $239,656   $11,000    $18,406     $18,406

      20          $120,000    $320,714   $13,738    $27,979     $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

   CONTRACT
 ANNIVERSARY AT                            ANNUAL INCOME       ANNUAL
EXERCISE OF GRIB    ACCOUNT    INCOME   --------------------   INCOME
      II            VALUE      BASE     CURRENT   GUARANTEED   PROVIDED
----------------  ---------  ---------  --------  ----------  ---------
     10            $ 90,000   $179,085   $ 7,009    $ 9,284     $ 9,284

     15            $105,000   $239,656   $ 8,618    $13,574     $13,574

     20            $120,000   $320,714   $10,195    $19,358     $19,358

EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after May 5, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain

   CONTRACT
 ANNIVERSARY AT                            ANNUAL INCOME       ANNUAL
EXERCISE OF GRIB    ACCOUNT    INCOME   --------------------   INCOME
      II            VALUE      BASE     CURRENT   GUARANTEED   PROVIDED
----------------  ---------  ---------  --------  ----------  ---------
    10            $ 90,000   $179,085   $ 7,268     $ 9,606     $ 9,606

    15            $105,000   $239,656   $ 9,374     $14,782     $14,782

    20            $120,000   $320,714   $12,038     $23,091     $23,091

TERMINATION OF GRIB II. GRIB II will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of GRIB II.

The election of GRIB II on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

GRIB II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. therefore, GRIB II should be regarded as a safety net. as described above under "Income Base," withdrawals will reduce the GRIB II benefit.

GUARANTEED PRINCIPAL PLUS RIDER. The Guaranteed Principal Plus Rider is not available for contracts issued prior to December 8, 2003.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. The Accelerated Beneficiary Protection Death Benefit is not available for contracts issued prior to December 8, 2003.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following two accumulation unit value tables:


      -     a table reflecting the fees for EER and



      -     a table not reflecting the fees for EER.


Please note GRIB II, GRIB, GPP and ABP fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

         Replace This Page With Unit Value Tables (Wealthmark U1 - U4)

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (Formerly, The Manufacturers Life Insurance Company Separate Account H)
                                DATED MAY 1, 2005



Fixed Account Investment Options



1-3 year fixed account investment options



For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.



For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options



5-7 year Fixed Account Investment Options



For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure Your Future Program(sm) will not be available for these contracts.



For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.



                          Supplement dated May 1, 2005



Wealthmark Supp 5/1/05

                                     PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                 [JOHN HANCOCK] LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H


                                       OF


                 [JOHN HANCOCK] LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.



                  John Hancock Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029
                          www.johnhancockannuities.com



           Statement of Additional Information dated April 29, 2005.

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............      3
ACCUMULATION UNIT VALUE TABLES................      3
SERVICES......................................      3
    Independent Auditors......................      3
    Servicing Agent...........................      3
    Principal Underwriter.....................      3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS 1

GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Variable Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.


Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were $_____, $293,120,491 and $275,138,774, respectively. JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS


[To Be Updated By Amendment]

                               REPLACE PAGE WITH:

                           MANUSA CORPORATE FINANCIALS

                      MANUSA SEPARATE ACCOUNT H FINANCIALS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                      OLD NAME                                            NEW NAME
  --------------                      --------                                            --------
October 1, 1997     NASL Variable Account                           The Manufacturers Life Insurance Company of North America
                                                                    Separate Account A
October 1, 1997     North American Security Life Insurance          The Manufacturers Life Insurance Company of North America
                    Company
November 1, 1997    NAWL Holding Co., Inc.                          Manulife-Wood Logan Holding Co., Inc.
September 24, 1999  Wood Logan Associates, Inc.                     Manulife Wood Logan, Inc
January 1, 2005     The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.) Separate Account A                     Separate Account A
January 1, 2005     The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.
                                   * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of Manufacturers
                        Life Insurance Company (U.S.A.) establishing The
                        Manufacturers Life Insurance Company Separate Account H
                        - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement-- Incorporated by
                        reference to Exhibit (b)(3)(i) to Form N-4, file number
                        33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

            (4)   (i)   (A)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Variable Annuity Contract,
                              Non-Participating (v20/21) - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed
                              April 7, 1997.

                  (ii)  (B)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Variable Annuity Contract,
                              Non-Participating (v7) - Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form
                              N-4 (file no. 33-76162) filed April 7, 1997.

                              (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                              (2)   Form of Specimen Endorsements to Contract
                                    (v7): (i) Individual Retirement Annuity
                                    Endorsement; (ii) Retirement Equity Act
                                    Endorsement; (iii) Tax-sheltered Annuity
                                    Endorsement; (iv) Qualified Plan Endorsement
                                    Section 401 Plans -- Previously filed as
                                    Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                        (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                        (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                        (E) Form of Roth Individual Retirement Annuity Endorsement - Previously filed as Exhibit
                              (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                  (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                        filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit
                        (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7)
                        (v) to the Pre-Effective Amendment.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the
                              "Post-Effective Amendment No. 1").

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit
                              (7)(viii)(i) to Post Effective Amendment No. 1.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by refrence to Exhibit (7)(ix) to Post Effective Amendment No. 1.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

            (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - Not Applicable.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated
                        by reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

                  (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to Post Effective Amendment No. 5.

                  (vi) Powers of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITION WITH DEPOSITOR
-----------------------------------                  -----------------------
John D. DesPrez III*                 Director and Chairman of the Board of Directors, President
Alison Alden*                        Executive Vice President, Human Resources & Communications, Director
James Boyle*                         President, Individual Wealth Management, Director
Robert A. Cook*                      President, U.S. Insurance; Director
Peter Copestake**                    Vice President, Treasurer
James D. Gallagher*                  Executive Vice President, Secretary and General Counsel
Donald Guloien**                     Executive Vice President and Chief Investment Officer
Norman Light**                       Vice President and Chief Financial Officer, Investments
Steven Mannik**                      President, Reinsurance
James O'Malley**                     President, U.S. Group Pension; Director
John Ostler**                        Director
Rex Schlaybaugh, Jr.**               Director
Marc Costantini*                     Executive Vice President and Chief Financial Officer
Warren Thomson**                     Senior Vice President, Investments, Director
Diana Scott*                         Director, Executive Vice President & Chief Administrative Officer
Denis Turner**                       Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                               AS OF JUNE 30, 2004

                                                         LEGAL    % OF   JURISDICTION OF
AFFILIATE                                                 ID     EQUITY   INCORPORATION
---------                                                 --     ------   -------------
MANULIFE FINANCIAL CORPORATION                              2      100       CANADA
  John Hancock Financial Services, Inc.                     3      100       Delaware
  The Manufacturers Life Insurance Company                  1      100       Canada
     Manulife Bank of Canada                               58      100       Canada
     Manulife Financial Services Inc.                     199      100       Canada
     Manulife Securities International Ltd.                79      100       Canada
     Enterprise Capital Management Inc.                             20       Ontario
     Cantay Holdings Inc.                                  51      100       Ontario
     FNA Financial Inc.                                   115      100       Canada
       Elliot & Page Limited                              116      100       Ontario
     NAL Resources Limited                                117      100       Alberta
     3550435 Canada Inc.                                  107      100       Canada
       MFC Insurance Company Limited                      106      100       Canada
       FCM Holdings Inc.                                  104      100       Philippines
     Manulife Canada Ltd.                                 157      100       Canada
     1293319 Ontario Inc.                                 170      100       Ontario
     3426505 Canada Inc.                                  161      100       Canada
     Canaccord Capital Inc.                                      13.07   British Columbia
     Manulife International Capital Corporation Limited   135      100       Ontario
       Golf Town Canada Inc.                                     43.43       Canada
       Regional Power Inc.                                136       80       Canada
       Avotus Corp.                                              10.36       Canada
     First North American Insurance Company               111      100       Canada
     JLOC Holding Company                                           30   Cayman Islands
     Opportunity Finance Company                                    30   Cayman Islands
     Resolute Energy Inc.                                         11.5       Alberta
     SEAMARK Asset Management Ltd.                        118    35.01       Canada
     NAL Resources Management Limited                     120      100       Canada
       1050906 Alberta Ltd.                               127      100       Alberta
     PK Liquidating Company II, LLC                                 18       Delaware
     Intrepid Energy Corp.                                          19       Alberta
     Manulife Data Services Inc.                           81      100       Barbados
     Micro Optics Design Corporation                             17.69       Nevada
     Innova LifeSciences Corporation                             15.79       Ontario
     2015401 Ontario Inc.                                 140      100       Ontario
     2015500 Ontario Inc.                                 154      100       Ontario
     MFC Global Investment Management (U.S.A.) Limited    156      100       Canada
     Cavalier Cable, Inc.(2)                                        78       Delaware
     2024385 Ontario Inc.                                 153      100       Ontario
     6212344 Canada Limited                               272      100       Canada
     NALC Holdings Inc.(3)                                103       50       Ontario
     Manulife Holdings (Alberta) Limited                  201      100       Alberta

                                                                     LEGAL   % OF   JURISDICTION OF
AFFILIATE                                                             ID    EQUITY   INCORPORATION
---------                                                             --    ------   -------------
Manulife Holdings (Delaware) LLC                                      205     100      Delaware
  The Manufacturers Investment Corporation                             87     100      Michigan
    Manulife Reinsurance Limited                                       67     100      Bermuda
      Manulife Reinsurance (Bermuda) Limited                          203     100      Bermuda
    The Manufacturers Life Insurance Company (U.S.A.)                  19     100      Michigan
      Manulife Service Corporation                                      7     100      Colorado
      Manulife Financial Securities LLC                                 5     100      Delaware
      Manufacturers Securities Services, LLC(4)                        97      60      Delaware
      The Manufacturers Life Insurance Company of New York             94     100      New York
      The Manufacturers Life Insurance Company of America              17     100      Michigan
      Aegis Analytical Corporation                                          15.41      Delaware
      Manulife Property Management of Washington, D.C., Inc.                  100      Wash., D.C.
      ESLS Investment Limited, LLC                                             25      Ohio
      Polymerix Corporation                                                  11.4      Delaware
      Ennal, Inc.                                                     124     100      Delaware
      Avon Long Term Care Leaders LLC                                 158     100      Delaware
      Ironside Venture Partners I LLC                                 196     100      Delaware
         NewRiver Investor Communications Inc.                              11.29      Delaware
      Ironside Venture Partners II LLC                                197     100      Delaware
      Flex Holding, LLC                                                      27.7      Delaware
         Flex Leasing I, LLC                                                99.99      Delaware
      Manulife Leasing Co., LLC                                       150      80      Delaware
      Dover Leasing Investments, LLC                                           99      Delaware
MFC Global Fund Management (Europe) Limited                            64     100      England
  MFC Global Investment Management (Europe) Limited                           100      England
WT (SW) Properties Ltd.                                                82     100      England
Manulife Europe Ruckversicherungs-Aktiengesellschaft                  138     100      Germany
Manulife International Holdings Limited                               152     100      Bermuda
  Manulife Provident Funds Trust Company Limited                      163     100      Hong Kong
  Manulife Asset Management (Asia) Limited                             78     100      Barbados
    Manulife Asset Management (Hong Kong) Limited                             100      Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                            141      85      Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                     96      Indonesia
  Manulife (International) Limited                                     28     100      Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                          43      51      China
Manulife (Vietnam) Limited                                            188     100      Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                   164     100      Philippines
  FCM Plans, Inc.                                                     155     100      Philippines
  Manulife Financial Plans, Inc.                                      187     100      Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                  42      71      Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                     75     100      Indonesia
             P.T. ASURANSI JIWA MANULIFE PRIMA(6)                            90.4      Indonesia
             P.T. ASURANSI JIWA MANULIFE INTI(7)                             95.9      Indonesia
Manulife (Singapore) Pte. Ltd.                                         14     100      Singapore

Manulife Holdings (Bermuda) Limited                              147     100      Bermuda
  Manulife Management Services Ltd.                              191     100      Barbados
  Manufacturers P&C Limited                                       36     100      Barbados

                                                              LEGAL   % OF   JURISDICTION OF
AFFILIATE                                                      ID    EQUITY   INCORPORATION
---------                                                      --    ------  --------------
Manulife European Holdings 2003 (Alberta) Limited              202     100     Alberta
  Manulife European Holdings (Bermuda) Limited                 270     100     Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.        271     100     Luxembourg
      Manulife Hungary Holdings Limited(8.)                    149      99     Hungary
MLI Resources Inc.                                             193     100     Alberta
  Manulife Life Insurance Company(9)                           180      35     Japan
    MFC Global Investment Management (Japan) Limited           208     100     Japan
  Manulife Century Investments (Bermuda) Limited               172     100     Bermuda
    Manulife Century Investments (Luxembourg) S.A.             173     100     Luxembourg
      Manulife Century Investments (Netherlands) B.V.          174     100     Netherlands
        Manulife Premium Collection Co., Ltd.(10.)             178      57     Japan
        Y.K. Manulife Properties Japan                         142     100     Japan
        Manulife Century Holdings (Netherlands) B.V.           195     100     Netherlands

Item 27. Number of Contract Owners.

As of DECEMBER 31, 2004, there were ________ qualified contracts and ______ non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280 ;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                  NAME OF INVESTMENT COMPANY                        CAPACITY IN WHICH ACTING
                  --------------------------                        ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

            Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

            *Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada
              M4W 1E5
            ***Principal business office is 680 Washington Blvd, Stamford,
               CT 06901

      (c)   None.

Item 30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02110.

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of February, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    President

Product Name: Venture & Wealthmark
File Number:  333-70728 & 333-70730


                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.


Signature                        Title
---------                        -----


/s/ John D. DesPrez  III         Chairman and President
------------------------         (Principal Executive Officer)
John D. DesPrez  III



/s/ Marc Costantini              Executive Vice President and CFO
------------------------         (Principal Financial Officer)
Marc Costantini



*                                Director
------------------------
Alison Alden



*                                Director
------------------------
James R. Boyle



*                                Director
------------------------
Robert A. Cook



*                                Director
------------------------
James O'Malley



*                                Director
------------------------
John R. Ostler



*                                Director
------------------------
Rex Schlaybaugh, Jr.



*                                Director
------------------------
Diana Scott



*                                Director
------------------------
Warren Thomson



*/s/ JAMES D. GALLAGHER
------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


   ITEM NO.                                  DESCRIPTION
   --------                                  -----------
24(b)(15)(vi)  Power of Attorneys - Directors of John Hancock
                                    Life Insurance Company (USA)